Document And Entity Information	0 Months Ended
Sep. 23, 2011
Document And Entity Information
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Entity Registrant Name	CDW Corp
Entity Central Index Key	0001402057
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 44.6	$ 36.6	$ 88
Accounts receivable, net of allowance for doubtful accounts	1,178.3	1,091.5	1,006.7
Merchandise inventory	348.9	292.8	257.8
Miscellaneous receivables	187.7	192.8	127.8
Deferred income taxes	50.6	52.8	40
Prepaid expenses and other	56.7	35.8	37.5
Total current assets	1,866.8	1,702.3	1,557.8
Property and equipment, net	150.8	158.1	165.8
Goodwill	2,210.3	2,209.1	2,207.4
Other intangible assets, net	1,712.9	1,791.2	1,951.4
Deferred financing costs, net	76.5	79.7	91.2
Fair value of interest rate cap agreements	2.4	1.2
Other assets	2.2	2.2	2.4
Total assets	6,021.9	5,943.8	5,976
Liabilities and Shareholders' Deficit
Accounts payable - trade	654.7	537.1	267.3
Accounts payable-inventory financing	118	28.2	25
Current maturities of long-term debt and capital leases		132.6	22.6
Fair value of interest rate swap agreements		2.8	68.7
Deferred revenue	49	28.6	28.9
Accrued expenses:
Compensation	77.8	91.3	63.5
Interest	51.8	64.3	50
Sales taxes	19.6	23.2	19.9
Advertising	31.4	27	16.3
Income taxes	5.4	4.2
Other	83.4	87.6	72.3
Total current liabilities	1,091.1	1,026.9	634.5
Long-term liabilities:
Debt and capital leases	4,226	4,157.4	4,599.3
Deferred income taxes	711.2	730.3	694.7
Fair value of interest rate swap agreements			1.9
Accrued interest	14.5	32.3	45.6
Other liabilities	48.4	40.4	44.7
Total long-term liabilities	5,000.1	4,960.4	5,386.2
Commitments and contingencies
Shareholders' deficit:
Paid-in capital	2,175.2	2,166.7	2,155.4
Accumulated deficit	(2,247.2)	(2,208)	(2,178.8)
Accumulated other comprehensive income (loss)	2.7	(2.2)	(21.3)
Total shareholders' deficit	(69.3)	(43.5)	(44.7)
Total liabilities and shareholders' deficit	6,021.9	5,943.8	5,976
Class A Common Shares [Member]
Shareholders' deficit:
Common shares
Class B Common Shares [Member]
Shareholders' deficit:
Common shares

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable, allowance for doubtful accounts	$ 5.9	$ 5	$ 6.3
Class A Common Shares [Member]
Common shares, par value	$ 0.01	$ 0.01	$ 0.01
Common shares, authorized	100,000	100,000	100,000
Common shares, issued	100,000	100,000	100,000
Common shares, outstanding	100,000	100,000	100,000
Class B Common Shares [Member]
Common shares, par value	$ 0.01	$ 0.01	$ 0.01
Common shares, authorized	1,900,000	1,900,000	1,900,000
Common shares, issued	912,076	910,735	907,346
Common shares, outstanding	912,076	910,735	907,346

Consolidated Statements Of Operations (USD $) In Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements Of Operations
Net sales	$ 2,412.1	$ 2,223.3	$ 4,541.7	$ 4,157.4	$ 8,801.2	$ 7,162.6	$ 8,071.2
Cost of sales	2,010.3	1,863.4	3,788.4	3,491.7	7,410.4	6,029.7	6,710.2
Gross profit	401.8	359.9	753.3	665.7	1,390.8	1,132.9	1,361
Selling and administrative expenses	244.4	239.6	474.8	454	932.1	821.1	894.8
Advertising expense	29.2	24.7	58.6	44.8	106	101.9	141.3
Goodwill impairment						241.8	1,712
Income (loss) from operations	128.2	95.6	219.9	166.9	352.7	(31.9)	(1,387.1)
Interest expense, net	(65.7)	(106.4)	(157.8)	(183.5)	(391.9)	(431.7)	(390.3)
Net (loss) gain on extinguishments of long-term debt	(115.7)		(118.9)	9.2	2
Other (expense) income, net		(0.1)	0.5	0.1	0.2	2.4	0.2
Loss before income taxes	(53.2)	(10.9)	(56.3)	(7.3)	(37)	(461.2)	(1,777.2)
Income tax benefit	18.4	3.9	17.3	2.5	7.8	87.8	12.1
Net loss	$ (34.8)	$ (7)	$ (39)	$ (4.8)	$ (29.2)	$ (373.4)	$ (1,765.1)

Consolidated Statement Of Shareholders' (Deficit) Equity (USD $) In Millions	Class A Common Shares [Member]	Class B Common Shares [Member]	Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2007			$ 2,126.2	$ (40.3)	$ (17)		$ 2,068.9
Equity-based compensation expense			17.8				17.8
Investment from CDW Holdings LLC			1.3				1.3
Forfeitures related to MPK Coworker Incentive Plan II, net of tax			(2.6)				(2.6)
Accrued charitable contribution related to the MPK Coworker Incentive Plan II, net of tax			(1.8)				(1.8)
Other			(0.1)				(0.1)
Net loss				(1,765.1)		(1,765.1)	(1,765.1)
Change in unrealized loss on interest rate swap agreements, net of tax					(54.6)	(54.6)	(54.6)
Reclassification of realized loss on interest rate swap agreements from accumulated other comprehensive income (loss) to net loss, net of tax					11.4	11.4	11.4
Foreign currency translation adjustment					(13)	(13)	(13)
Comprehensive loss						(1,821.3)
Balance at Dec. 31, 2008			2,140.8	(1,805.4)	(73.2)		262.2
Equity-based compensation expense			15.9				15.9
Investment from CDW Holdings LLC			0.1				0.1
Accrued charitable contribution related to the MPK Coworker Incentive Plan II, net of tax			(1.4)				(1.4)
Net loss				(373.4)		(373.4)	(373.4)
Change in unrealized loss on interest rate swap agreements, net of tax					(13.3)	(13.3)	(13.3)
Reclassification of realized loss on interest rate swap agreements from accumulated other comprehensive income (loss) to net loss, net of tax					56.3	56.3	56.3
Foreign currency translation adjustment					8.9	8.9	8.9
Comprehensive loss						(321.5)
Balance at Dec. 31, 2009			2,155.4	(2,178.8)	(21.3)		(44.7)
Equity-based compensation expense			11.5				11.5
Accrued charitable contribution related to the MPK Coworker Incentive Plan II, net of tax			(0.2)				(0.2)
Net loss				(29.2)		(29.2)	(29.2)
Change in unrealized loss on interest rate swap agreements, net of tax					(32.1)	(32.1)	(32.1)
Reclassification of realized loss on interest rate swap agreements from accumulated other comprehensive income (loss) to net loss, net of tax					47.3	47.3	47.3
Foreign currency translation adjustment					3.9	3.9	3.9
Comprehensive loss						(10.1)
Balance at Dec. 31, 2010			2,166.7	(2,208)	(2.2)		(43.5)
Equity-based compensation expense			8.1				8.1
Investment from CDW Holdings LLC			1				1
Stock distribution to CDW Holdings LLC				(0.2)			(0.2)
Accrued charitable contribution related to the MPK Coworker Incentive Plan II, net of tax			(0.6)				(0.6)
Net loss				(39)		(39)	(39)
Reclassification of realized loss on interest rate swap agreements from accumulated other comprehensive income (loss) to net loss, net of tax					1.9	1.9	1.9
Foreign currency translation adjustment					3	3	3
Comprehensive loss						(34.1)
Balance at Jun. 30, 2011			$ 2,175.2	$ (2,247.2)	$ 2.7		$ (69.3)

Consolidated Statements Of Cash Flows (USD $) In Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net loss	$ (39)	$ (4.8)	$ (29.2)	$ (373.4)	$ (1,765.1)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	102.4	105.1	209.4	218.2	218.4
Goodwill impairment				241.8	1,712
Equity-based compensation expense	8.1	8.4	11.5	15.9	17.8
Deferred income taxes	(17.5)	(29.3)	(4.3)	(94.4)	(39.9)
Allowance for doubtful accounts	0.9	(1.3)	(1.3)	(0.2)	0.4
Amortization of deferred financing costs	7.7	9	18	16.2	38.6
Realized loss on interest rate swap agreements	2.8	12.8	51.5	103.2	18.6
Mark to market loss on interest rate derivatives	2	3.5	4.7
Net loss (gain) on extinguishments of long-term debt	118.9	(9.2)	(2)
Net loss (gain) on sale and disposal of assets			0.7	(1.7)	0.5
Other	(0.6)		(0.6)
Changes in assets and liabilities:
Accounts receivable	(86.1)	(110.8)	(81.5)	(131.3)	116.7
Merchandise inventory	(56)	(54.7)	(34.9)	(15)	78.6
Other assets	(15.6)	(39.3)	(61.9)	3.2	(5.8)
Accounts payable	117	200.4	269.3	76.5	(157.9)
Other current liabilities	(4.3)	61.6	77.8	3.9	(28.9)
Long-term liabilities	(10.9)	10.4	(3.5)	44.7	11.4
Net cash provided by operating activities	129.8	161.8	423.7	107.6	215.4
Cash flows from investing activities:
Capital expenditures	(16.7)	(10.5)	(41.5)	(15.6)	(41.1)
Cash settlements on interest rate swap agreements	(6.6)	(39.4)	(78.2)	(72.2)	(19.2)
Premium payments on interest rate cap agreements	(3.2)	(5.9)	(5.9)
Purchases of marketable securities				(20)
Redemption of marketable securities				20
Proceeds from sale of assets and other			0.2	5.2
Net cash used in investing activities	(26.5)	(55.8)	(125.4)	(82.6)	(60.3)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	1,175		500		150
Payments to extinguish long-term debt	(1,175)	(18.6)	(518.6)
Repayments of long-term debt	(132)	(11)	(16.5)	(11)	(190)
Proceeds from borrowings under revolving credit facility	755	249.8	770.8		1,126.7
Repayments of borrowings under revolving credit facility	(783.1)	(486.1)	(1,074.1)		(1,072.8)
Payments of debt financing costs	(26.3)		(14.3)	(11.3)	(45.5)
Investment from CDW Holdings LLC	1			0.1	1.3
Net advances (payments) under inventory financing agreements	89.9	98.5	3.2	(9.1)	(41.2)
Repurchase of Class B common shares	(0.2)
Principal payments under capital lease obligations		(0.3)	(0.6)	(0.6)	(0.5)
Forfeitures Related To MPK Coworker Incentive Plan II					(3.8)
Net cash used in financing activities	(95.7)	(167.7)	(350.1)	(31.9)	(75.8)
Effect of exchange rate changes on cash and cash equivalents	0.4	(0.2)	0.4	0.5	(0.5)
Net increase (decrease) in cash and cash equivalents	8	(61.9)	(51.4)	(6.4)	78.8
Cash and cash equivalents - beginning of period	36.6	88	88	94.4	15.6
Cash and cash equivalents - end of period	44.6	26.1	36.6	88	94.4
Supplementary disclosure of cash flow information:
Interest (paid), net, including cash settlements on interest rate swap agreements	(178.2)	(177.4)	(377)	(368.8)	(346.6)
Taxes refunded (paid), net	35	(11.2)	(48)	(11.7)	(3.1)
Non-cash investing and financing activities:
Investment in equity method investee				1.9
Equipment obtained under capital lease					$ 2.3

Description Of Business And Summary Of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Description Of Business And Summary Of Significant Accounting Policies
Description Of Business And Summary Of Significant Accounting Policies
1.	Description of Business and Summary of Significant Accounting Policies

Description of Business

The Company is a leading provider of multi-branded information technology products and services in the U.S. and Canada. The Company provides comprehensive and integrated solutions for its customers' technology needs through an extensive range of hardware, software and service offerings. The Company's breadth of offerings allows its customers to streamline their procurement processes by using a complete solution provider for their technology needs.

Basis of Presentation

The accompanying unaudited interim consolidated financial statements as of June 30, 2011 and for the three and six months ended June 30, 2011 and 2010 have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") and the rules and regulations of the U.S. Securities and Exchange Commission ("SEC") for interim financial statements. The unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2010 ("December 31, 2010 financial statements"). The significant accounting policies used in preparing these unaudited interim consolidated financial statements were applied on a basis consistent with those reflected in the December 31, 2010 financial statements, except as disclosed in Note 2, "Recent Accounting Pronouncements." In the opinion of management, the unaudited interim consolidated financial statements contain all adjustments (consisting of a normal, recurring nature) necessary to present fairly the Company's financial position, results of operations, cash flows, and changes in shareholders' deficit as of the dates and for the periods indicated. The unaudited consolidated statements of operations for such interim periods reported are not necessarily indicative of results for the full year.

CDW Corporation ("Parent") is owned directly by CDW Holdings LLC, a company controlled by investment funds affiliated with Madison Dearborn Partners, LLC and Providence Equity Partners, Inc., certain other co-investors and certain members of CDW management.

Parent has two wholly owned subsidiaries, CDW LLC and CDW Finance Corporation. CDW LLC is an Illinois limited liability company that, together with its wholly owned subsidiaries, holds all material assets and conducts all business activities and operations. CDW Finance Corporation is a Delaware corporation formed for the sole purpose of acting as co-issuer of certain debt obligations as described in Note 4 and does not hold any material assets or engage in any business activities or operations.

Throughout this report, the terms "the Company" and "CDW" refer to Parent and its wholly owned subsidiaries.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Parent and its wholly owned subsidiaries. All intercompany transactions and accounts are eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in accordance with GAAP requires management to make use of certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reported periods. The Company bases its estimates on historical experience and on various other assumptions that management believes are reasonable under the circumstances, the results of which form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

The notes to consolidated financial statements contained in the December 31, 2010 financial statements include an additional discussion of the significant accounting policies and estimates used in the preparation of the Company's consolidated financial statements.

Revision to Prior Period Financial Statements

As discussed in Note 3, the Company has historically entered into agreements with certain financial intermediaries to facilitate the purchase of inventory from various suppliers under certain terms and conditions. The Company has determined that its previous classification of its obligations for certain inventory financing agreements was in error and that amounts owed under these agreements should be classified separately in the consolidated balance sheets and not included within accounts payable to trade creditors. Accordingly, the Company has changed the classification to reflect  $105.7 million and  $28.2 million at June 30, 2011 and December 31, 2010, respectively, as accounts payable–inventory financing with no impact on current liabilities. In addition, the Company owed  $12.3 million at June 30, 2011 under the Revolving Loan financing agreement, which is also included in accounts payable–inventory financing.

The Company has also revised its consolidated statements of cash flows for the six months ended June 30, 2011 and 2010 to correct the classification of the cash flow impacts of amounts owed under certain inventory financing arrangements from cash flows from operating activities and include them as cash flows from financing activities. There is no impact on consolidated net cash generated or used for any period as the amounts of the adjustments between cash flow captions are equal and offset one another in the same period. There is also no impact on the Company's debt covenants for any period. The Company has determined that these adjustments are not material either individually or in aggregate to any of its previously issued financial statements; however, due to the nature of the revisions, the Company has revised its presentation for these classification errors in both the consolidated balance sheets and statements of cash flows for all periods presented. These adjustments have no impact on net income (loss), total shareholders' deficit, or Adjusted EBITDA. A summary of the revisions to the consolidated statements of cash flows for the six months ended June 30, 2011 and 2010 is as follows:

	Six Months Ended June 30, 2011
(in millions)	As Previously Reported	Revision	As Revised
Net cash provided by operating activities	$207.4	$(77.6)	$129.8
Net cash used in financing activities	$(173.3)	$77.6	$(95.7)
Net increase in cash and cash equivalents	$8.0	$—	$8.0

	Six Months Ended June 30, 2010
(in millions)	As Previously Reported	Revision	As Revised
Net cash provided by operating activities	$260.3	$(98.5)	$161.8
Net cash used in financing activities	$(266.2)	$98.5	$(167.7)
Net (decrease) in cash and cash equivalents	$(61.9)	$—	$(61.9)

1.	Description of Business and Summary of Significant Accounting Policies

Description of Business

The Company is a leading provider of multi-branded information technology products and services in the U.S. and Canada. The Company provides comprehensive and integrated solutions for its customers' technology needs through an extensive range of hardware, software and service offerings. The Company's breadth of offerings allows its customers to streamline their procurement processes by using a complete solution provider for their technology needs.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") and the rules and regulations of the U.S. Securities and Exchange Commission ("SEC").

On October 12, 2007, CDW Corporation, an Illinois corporation, was acquired through a merger transaction by an entity controlled by investment funds affiliated with Madison Dearborn Partners, LLC and Providence Equity Partners, Inc. (the "Acquisition"). CDW Corporation continued as the surviving corporation and same legal entity after the Acquisition, but became a wholly owned subsidiary of VH Holdings, Inc., a Delaware corporation.

On December 31, 2009, CDW Corporation merged into CDWC LLC, an Illinois limited liability company owned by VH Holdings, Inc., with CDWC LLC as the surviving entity. This change had no impact on the operations or management of the Company. On December 31, 2009, CDWC LLC was renamed CDW LLC ("CDW LLC"). On August 17, 2010, VH Holdings, Inc. was renamed CDW Corporation ("Parent").

Parent is owned directly by CDW Holdings LLC, a company controlled by investment funds affiliated with Madison Dearborn Partners, LLC and Providence Equity Partners, Inc. (the "equity sponsors"), certain other co-investors and certain members of CDW management.

On August 6, 2010, CDW Finance Corporation, a Delaware corporation, was formed for the sole purpose of acting as a co-issuer of the Initial Notes and Exchange Notes as described in Note 7. CDW Finance Corporation is owned by Parent and does not hold any material assets or engage in any business activities or operations.

Throughout this report, the terms "the Company" and "CDW" refer to Parent and its wholly owned subsidiaries.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Parent and its wholly owned subsidiaries. All intercompany transactions and accounts are eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in accordance with GAAP requires management to make use of certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reported periods. The Company bases its estimates on historical experience and on various other assumptions that management believes are reasonable under the circumstances, the results of which form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Revision to Prior Period Financial Statements

As discussed in Note 5, the Company has historically entered into agreements with certain financial intermediaries to facilitate the purchase of inventory from various suppliers under certain terms and conditions. The Company has determined that its previous classification of obligations for inventory financing agreements was in error and that amounts owed under these agreements should be classified separately in the consolidated balance sheets and not included within accounts payable to trade creditors. Accordingly, the Company has changed the classification to reflect  $28.2 million and  $25.0 million at December 31, 2010 and 2009, respectively, as accounts payable–inventory financing with no impact on total current liabilities.

The Company has also revised its consolidated statements of cash flows for the years ended December 31, 2010, 2009 and 2008, and for the respective interim periods for each of the years then ended, to correct the classification of the cash flow impacts of amounts owed under inventory financing agreements from cash flows from operating activities and include them as cash flows from financing activities. There is no impact on consolidated net cash generated or used for any period as the amounts of the adjustments between cash flow captions are equal and offset one another in the same period. There is also no impact on the Company's debt covenants for any period. The Company has determined that these adjustments are not material either individually or in aggregate to any of its previously issued financial statements; however, due to the nature of the revisions, the Company has revised its presentation for these classification errors in both the consolidated balance sheets and statements of cash flows for all periods presented. These adjustments have no impact on net income (loss), total shareholders' deficit, or Adjusted EBITDA. See Note 20 for a summary of revisions to the Company's interim presentation for both the consolidated balance sheets and the statements of cash flows. A summary of the revisions to the consolidated statements of cash flows for the years ended December 31, 2010, 2009 and 2008 is as follows:

	Year Ended December 31, 2010
(in millions)	As Previously Reported	Revision	As Revised
Net cash provided by operating activities	$426.9	$(3.2)	$423.7
Net cash used in financing activities	$(353.3)	$3.2	$(350.1)
Net (decrease) in cash and cash equivalents	$(51.4)	$—	$(51.4)

	Year Ended December 31, 2009
(in millions)	As Previously Reported	Revision	As Revised
Net cash provided by operating activities	$98.5	$9.1	$107.6
Net cash used in financing activities	$(22.8)	$(9.1)	$(31.9)
Net (decrease) in cash and cash equivalents	$(6.4)	$—	$(6.4)

	Year Ended December 31, 2008
(in millions)	As Previously Reported	Revision	As Revised
Net cash provided by operating activities	$174.2	$41.2	$215.4
Net cash used in financing activities	$(34.6)	$(41.2)	$(75.8)
Net increase in cash and cash equivalents	$78.8	$—	$78.8

Reclassifications

Certain reclassifications have been made to the prior period consolidated financial statements to conform to the current period presentation.

Cash and Cash Equivalents

Cash and cash equivalents include all deposits in banks and short-term, highly liquid investments that are readily convertible to known amounts of cash and are so near maturity that there is insignificant risk of changes in value due to interest rate changes.

Accounts Receivable

Trade accounts receivable are recorded at the invoiced amount and typically do not bear interest. The Company provides allowances for doubtful accounts related to accounts receivable for estimated losses resulting from the inability of its customers to make required payments. The Company takes into consideration the overall quality of the receivable portfolio along with specifically identified customer risks.

Merchandise Inventory

Inventory is valued at the lower of cost or market value. Cost is determined using a weighted-average cost method. The Company decreases the value of inventory for estimated obsolescence equal to the difference between the cost of inventory and the estimated market value, based upon an aging analysis of the inventory on hand, specifically known inventory-related risks, and assumptions about future demand and market conditions.

Miscellaneous Receivables

Miscellaneous receivables generally consist of amounts due from vendors. The Company receives incentives from vendors related to cooperative advertising allowances, volume rebates, bid programs, price protection and other programs. These incentives generally relate to written agreements with specified performance requirements with the vendors and are recorded as adjustments to cost of sales or advertising expense, as appropriate.

Property and Equipment

Property and equipment are stated at cost. The Company calculates depreciation expense using the straight-line method over the useful lives of the assets. Leasehold improvements are amortized over the shorter of their useful lives or the initial lease term. Expenditures for major renewals and improvements that extend the useful life of property and equipment are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred. The following table shows estimated useful lives of property and equipment:

Classification	Estimated Useful Lives
Machinery and equipment	5 to 10 years
Building and leasehold improvements	5 to 25 years
Computer and data processing equipment	3 to 5 years
Computer software	3 to 5 years
Furniture and fixtures	5 to 10 years

The Company reviews legal obligations associated with the retirement of tangible long-lived assets that result from the acquisition, construction, development and normal operations of a long-lived asset. If it is determined that a legal obligation exists, the fair value of the liability for an asset retirement obligation is recognized in the period in which it is incurred, if a reasonable estimate of fair value can be made. All of the Company's asset retirement obligations are associated with commitments to return property subject to operating leases to original condition upon lease termination. The asset retirement liability was accrued with a corresponding increase in the carrying value of the related leasehold improvement which is depreciated over the life of the asset. The difference between the gross expected future cash flow and its present value is accreted over the term of the related lease as an operating expense. If the liability is settled for an amount other than the recorded amount, a gain or loss is recognized. The Company's asset retirement liability was  $0.5 million and  $0.9 million as of December 31, 2010 and 2009, respectively.

Goodwill and Other Intangible Assets

The Company is required to perform an evaluation of goodwill on an annual basis or more frequently if circumstances indicate a potential impairment. The Company has changed its annual goodwill evaluation date from October 1 to December 1, effective with the fourth quarter of 2009. The Company views the December 1 date as preferable, in order to better align with the completion of its annual budgeting process. The Company's reporting units used to assess potential goodwill impairment are the same as its business segments. Testing for impairment of goodwill is a two-step process. The first step compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of reporting unit goodwill with the carrying amount of that goodwill to determine the amount of impairment loss. Fair value of a reporting unit is determined by using a weighted combination of an income approach and a market approach, as this combination is considered the most indicative of the Company's fair value in an orderly transaction between market participants. This required two-step approach uses significant accounting judgments, estimates and assumptions. Any changes in the judgments, estimates or assumptions used could produce significantly different results. During the year ended December 31, 2010, the Company recorded no goodwill impairment charge. The Company recorded total goodwill impairment charges of  $241.8 million and  $1,712.0 million during the years ended December 31, 2009 and 2008, respectively. See Note 4 for more information on the Company's evaluations of goodwill for impairment.

Intangible assets with determinable lives are amortized on a straight-line basis over their respective estimated useful lives. The cost of computer software developed or obtained for internal use is capitalized and amortized on a straight-line basis over the estimated useful life of the software. These intangible assets are reviewed for impairment when indicators are present using undiscounted cash flows. The Company uses the undiscounted cash flows, excluding interest charges, to assess the recoverability of the carrying value of such assets. To the extent carrying value exceeds the undiscounted cash flows, an impairment loss is recorded based upon the excess of the carrying value over fair value. In addition, each quarter the Company evaluates whether events and circumstances warrant a revision to the remaining estimated useful life of each of these intangible assets. If the Company were to determine that a change to the remaining estimated useful life of an intangible asset was necessary, then the remaining carrying amount of the intangible asset would be amortized prospectively over that revised remaining useful life. During the year ended December 31, 2010, no impairment existed with respect to the Company's intangible assets with determinable lives and no significant changes to the remaining useful lives were necessary. The following table shows estimated useful lives of definite-lived intangible assets:

Classification	Estimated Useful Lives
Customer relationships	11 to 14 years
Trade name	20 years
Internally developed software	5 years
Other	1 to 10 years

Deferred Financing Costs

The Company has capitalized costs incurred in connection with establishing credit facilities as deferred financing costs. These costs are amortized to interest expense over the estimated life of the related financing using the interest method or straight-line method, as applicable.

Derivatives

The Company has entered into interest rate cap and swap agreements for the purpose of hedging its exposure to fluctuations in interest rates. These derivatives are recorded in the Company's consolidated balance sheets at fair value.

For the Company's interest rate swap agreements designated as cash flow hedges of interest rate risk, the effective portion of the changes in fair value of the swaps is initially recorded as a component of accumulated other comprehensive loss in the Company's consolidated balance sheets and is subsequently reclassified into interest expense, net in the Company's consolidated statements of operations in the period that the hedged forecasted transaction affects earnings. The ineffective portion of the change in fair value of the swaps is recognized directly in earnings. In the Company's consolidated statements of cash flows, hedge activities are classified according to the nature of the derivative.

For the Company's interest rate swap and cap agreements not designated as cash flow hedges of interest rate risk, changes in fair value of the derivatives are recorded directly to interest expense, net in the Company's consolidated statements of operations.

Accumulated Other Comprehensive Loss

Unrealized gains or losses on derivatives and foreign currency translation adjustments are included in shareholders' (deficit) equity under accumulated other comprehensive loss.

The components of accumulated other comprehensive loss are as follows:

(in millions)	December 31,
	2010	2009	2008
Unrealized loss on interest rate swap agreements, net of taxes of $0.9, $27.3 and $37.8, respectively	$(1.9)	$(17.1)	$(60.1)
Foreign currency translation adjustment	(0.3)	(4.2)	(13.1)

Total	$(2.2)	$(21.3)	$(73.2)

Revenue Recognition

The Company is a primary distribution channel for a large group of vendors and suppliers, including OEMs, software publishers and wholesale distributors. The Company records revenue from sales transactions when title and risk of loss are passed to the customer, there is persuasive evidence of an arrangement for sale, delivery has occurred and/or services have been rendered, the sales price is fixed or determinable, and collectability is reasonably assured. The Company's shipping terms typically specify F.O.B. destination, at which time title and risk of loss have passed to the customer.

Revenues from the sales of hardware products or software products and licenses are generally recognized on a gross basis with the selling price to the customer recorded as sales and the acquisition cost of the product recorded as cost of sales. These items can be delivered to customers in a variety of ways, including (i) as physical product shipped from the Company's warehouse, (ii) via drop-shipment by the vendor, or (iii) via electronic delivery for software licenses. At the time of sale, the Company records an estimate for sales returns and allowances based on historical experience. The Company's vendor OEMs warrant most of the products it sells.

The Company leverages drop-ship arrangements with many of its vendors and suppliers to deliver products to its customers without having to physically hold the inventory at its warehouses, thereby increasing efficiency and reducing costs. The Company recognizes revenue for drop-ship arrangements on a gross basis upon delivery to the customer with contract terms that typically specify F.O.B. destination.

Revenue from professional services is either recognized as incurred for services billed at an hourly rate or recognized using the percentage of completion method for services provided at a fixed fee. Revenue for data center services, including internet connectivity, web hosting, server co-location and managed services, is recognized over the period service is provided.

The Company also sells certain products for which it acts as an agent. Products in this category include the sale of third-party services, extended warranties or software assurance ("SA"). SA is an "insurance" or "maintenance" product that allows customers to upgrade, at no additional cost, to the latest technology if new applications are introduced during the period that the SA is in effect. These sales do not meet the criteria for gross sales recognition, and thus are recognized on a net basis at the time of sale. Under net sales recognition, the cost paid to the vendor or third-party service provider is recorded as a reduction to sales, resulting in net sales being equal to the gross profit on the transaction.

The Company's larger customers are offered the opportunity by certain of its vendors to purchase software licenses and SA under enterprise agreements ("EAs"). Under EAs, customers are considered to be compliant with applicable license requirements for the ensuing year, regardless of changes to their employee base. Customers are charged an annual true-up fee for changes in the number of users over the year. With most EAs, the Company's vendors will transfer the license and bill the customer directly, paying resellers such as the Company an agency fee or commission on these sales. The Company records these fees as a component of net sales as earned and there is no corresponding cost of sales amount. In certain instances, the Company bills the customer directly under an EA and accounts for the individual items sold based on the nature of the item. The Company's vendors typically dictate how the EA will be sold to the customer.

From time to time, the Company sells some of its products and services as part of bundled contract arrangements containing multiple deliverables, which may include a combination of the products and services. For each deliverable that represents a separate unit of accounting, revenue is allocated based upon the relative selling prices of each element as determined by the Company's selling price for the deliverable when it is sold on a stand-alone basis.

The Company records freight billed to its customers as sales and the related freight costs as a cost of sales. Vendor rebates are recorded over the period earned as a reduction of cost of sales. Price protection is recorded when earned as a reduction to cost of sales or merchandise inventory, as applicable.

Deferred revenue includes (1) payments received from customers in advance of providing the product or performing services, and (2) amounts deferred if other conditions of revenue recognition have not been met.

The Company performs an analysis of the estimated number of days of sales in-transit to customers at the end of each period based on a weighted-average analysis of commercial delivery terms that includes drop-ship arrangements. This analysis is the basis upon which the Company estimates the amount of sales in-transit at the end of the period and adjusts revenue and the related costs to reflect only what has been received by the customer. Changes in delivery patterns may result in a different number of business days used in making this adjustment and could have a material impact on the Company's revenue recognition for the period.

Sales Taxes

Sales tax amounts collected from customers for remittance to governmental authorities are presented on a net basis in the Company's consolidated statements of operations.

Advertising

Advertising costs are generally charged to expense in the period incurred. Cooperative reimbursements from vendors are recorded in the period the related advertising expenditure is incurred. The Company classifies vendor consideration as either a reduction of advertising expense or as a reduction of cost of sales, as appropriate. During the years ended December 31, 2010, 2009 and 2008, all vendor consideration received for cooperative advertising was recorded as a reduction of cost of sales. Advertising expense is offset by cooperative advertising funds when the reimbursement represents specific, incremental and identifiable costs.

Equity-Based Compensation

The Company measures all equity-based payments using a fair-value-based method and records compensation expense over the requisite service period in its consolidated financial statements. Forfeiture rates have been developed based upon historical experience.

Interest Expense

Interest expense is typically recognized in the period incurred at the applicable interest rate in effect. For increasing-rate debt, such as the Company's senior loans/notes and senior subordinated loans/notes, the Company determines the periodic interest cost using the effective interest method over the estimated outstanding term of the debt. The difference between interest expense recorded and cash interest paid is reflected as short-term or long-term accrued interest in the Company's consolidated balance sheets.

Foreign Currency Translation

The Company's functional currency is the U.S. dollar. The functional currency of the Company's Canadian subsidiary is the local currency, the Canadian dollar. Assets and liabilities of this subsidiary are translated at the spot rate in effect at the applicable reporting date and the consolidated results of operations are translated at the average exchange rates in effect during the applicable period. The resulting foreign currency translation adjustment is recorded as accumulated other comprehensive loss, which is reflected as a separate component of shareholders' (deficit) equity.

Income Taxes

Income taxes are determined using an asset and liability approach for the expected future tax consequences of events that have been recognized in the Company's consolidated financial statements or tax returns. Deferred income taxes are provided to reflect the differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements using enacted tax rates in effect for the year in which the differences are expected to reverse.

The Company reports a liability for unrecognized tax benefits resulting from unrecognized tax benefits taken or expected to be taken in a tax return. The Company recognizes potential interest and penalties related to its unrecognized tax benefits in income tax expense.

Recent Accounting Pronouncements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Recent Accounting Pronouncements
Recent Accounting Pronouncements
2.	Recent Accounting Pronouncements

Presentation of Comprehensive Income

In June 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-05 which amends current guidance on the presentation of comprehensive income. The new guidance eliminates the option to present the components of other comprehensive income as part of the statement of shareholders' equity. It requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance does not change the items which must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. This update is to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. As this guidance impacts presentation only, the Company does not expect the adoption of this guidance will have an impact on the Company's consolidated financial position, results of operations or cash flows.

Fair Value Measurements

In May 2011, the FASB issued ASU 2011-04. The new guidance results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards ("IFRS"). The new guidance does not extend the use of fair value accounting, but provides guidance on how it should be applied where its use is already required or permitted by other standards within GAAP or IFRS. This update is effective for interim and annual periods beginning after December 15, 2011, with early adoption prohibited for public entities. The Company does not expect the adoption of this guidance will have a material impact on its consolidated financial position, results of operations, or cash flows.

In January 2010, the FASB issued ASU 2010-06 to amend and expand the disclosure requirements for fair value measurements. The guidance requires new disclosures about transfers in and transfers out of Levels 1 and 2 fair value measurements and presentation of the activities within Level 3 fair value measurements (presented gross in a roll forward of activity). The guidance also clarifies existing disclosures about the level of disaggregation of fair value for each class of assets and liabilities and about inputs and valuation techniques used to measure fair value. Except for the disclosures in the roll forward of activity in Level 3 fair value measurements, ASU 2010-06 was effective for the Company as of January 1, 2010. The disclosures in the roll forward of activity in Level 3 fair value measurements became effective for the Company as of January 1, 2011. As this guidance only required additional disclosure and the Company did not have any Level 3 fair value measurements, the adoption of ASU 2010-06 did not have an impact on the Company's consolidated financial position, results of operations or cash flows.

Revenue Arrangements

In October 2009, the FASB issued two ASUs to authoritative guidance on revenue arrangements. ASU 2009-13 modifies the criteria for separating consideration in multiple-deliverable arrangements, establishes a selling price hierarchy for determining the relative selling price of a deliverable, eliminates the residual method of allocation and expands the disclosures related to multiple-deliverable revenue arrangements. From time to time, the Company sells some of its products and services as part of bundled contract arrangements containing multiple deliverables, which may include a combination of products and services. For each deliverable that represents a separate unit of accounting, revenue is allocated based upon the relative selling prices of each element as determined by the Company's selling price for the deliverable when it is sold on a stand-alone basis. The Company adopted the amended guidance in ASU 2009-13 on a prospective basis as of January 1, 2011. This adoption did not significantly change the Company's units of accounting or the method used by the Company to allocate revenue to separate units of accounting and consequently, did not have a material impact on the Company's consolidated financial position, results of operations or cash flows.

ASU 2009-14 modifies the scope of authoritative guidance for revenue arrangements that include both tangible products and software elements to exclude from its requirements (1) non-software components of tangible products, and (2) software components of tangible products that are sold, licensed or leased with tangible products when the software components and non-software components of the tangible product function together to deliver the tangible product's essential functionality. The Company adopted the amended guidance in ASU 2009-14 on a prospective basis as of January 1, 2011. The adoption of ASU 2009-14 did not have a material impact on the Company's consolidated financial position, results of operations or cash flows.

2.	Recent Accounting Pronouncements

Subsequent Events

In February 2010, the Financial Accounting Standards Board ("FASB") issued amendments to authoritative guidance on subsequent events. The amended guidance requires that companies that file with the SEC ("SEC filer") evaluate subsequent events through the date that the financial statements are issued. The update also removed the requirement for an SEC filer to disclose the date through which subsequent events have been evaluated in originally issued and revised financial statements. This guidance was prospectively effective upon issuance. The adoption of this guidance did not have an impact the Company's consolidated financial position, results of operations or cash flows.

Fair Value Measurements

In January 2010, the FASB issued authoritative guidance to amend and expand the disclosure requirements for fair value measurements. The guidance requires new disclosures about transfers in and transfers out of Levels 1 and 2 fair value measurements and presentation of the activities within Level 3 fair value measurements (presented gross in a roll forward of activity). The guidance also clarifies existing disclosures about the level of disaggregation of fair value for each class of assets and liabilities and about inputs and valuation techniques used to measure fair value. Except for the disclosures in the roll forward of activity in Level 3 fair value measurements, this guidance was effective for the Company as of January 1, 2010. Because it only requires additional disclosure, the adoption of this guidance did not have an impact on the Company's consolidated financial position, results of operations or cash flows. The disclosures in the roll forward of activity in Level 3 fair value measurements will become effective for the Company as of January 1, 2011. As this guidance also only requires additional disclosure, the adoption of this guidance will not have an impact on the Company's consolidated financial position, results of operations or cash flows.

Revenue Arrangements

In October 2009, the FASB issued amendments to authoritative guidance on revenue arrangements. The amended guidance amends the criteria for separating consideration in multiple-deliverable arrangements, establishes a selling price hierarchy for determining the selling price of a deliverable, eliminates the residual method of allocation and expands the disclosures related to multiple-deliverable revenue arrangements. The amended guidance also modifies the scope of authoritative guidance for revenue arrangements that include both tangible products and software elements to exclude from its requirements (1) non-software components of tangible products, and (2) software components of tangible products that are sold, licensed or leased with tangible products when the software components and non-software components of the tangible product function together to deliver the tangible products essential functionality. The amended guidance will become effective for the Company beginning January 1, 2011. We do not expect the adoption of this guidance will have a material impact on the Company's consolidated financial position, results of operations or cash flows.

Property And Equipment	12 Months Ended
Dec. 31, 2010
Property And Equipment
Property And Equipment
3.	Property and Equipment

Property and equipment consisted of the following:

(in millions)	December 31,
	2010	2009
Land	$27.7	$27.7
Machinery and equipment	47.1	46.8
Building and leasehold improvements	97.3	96.2
Computer and data processing equipment	44.8	41.8
Computer software	29.3	29.0
Furniture and fixtures	17.0	16.5
Construction in progress	15.8	1.0

Total property and equipment	279.0	259.0
Less accumulated depreciation	120.9	93.2

Net property and equipment	$158.1	$165.8

During 2010, 2009 and 2008, the Company recorded disposals of  $11.4 million,  $3.1 million and  $0.7 million, respectively, to remove assets that were no longer in use from property and equipment. The Company recorded a pre-tax loss of  $0.7 million,  $0.4 million and  $0.5 million in 2010, 2009 and 2008, respectively, for certain assets that were not fully depreciated.

Depreciation expense for the years ended December 31, 2010, 2009 and 2008 was  $38.3 million,  $46.0 million and  $42.5 million, respectively.

Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2010
Goodwill And Other Intangible Assets
Goodwill And Other Intangible Assets
4.	Goodwill and Other Intangible Assets

As described in Note 1, the Company is required to perform an evaluation of goodwill on an annual basis or more frequently if circumstances indicate a potential impairment. The annual test for impairment is conducted as of December 1. The Company's reporting units used to assess potential goodwill impairment are the same as its operating segments. The Company has two reportable segments: Corporate, which is comprised primarily of business customers, and Public, which is comprised of government entities and education and healthcare institutions. The Company also has two other operating segments, CDW Advanced Services and Canada, which do not meet the reportable segment quantitative thresholds and, accordingly, are combined together as "Other."

Testing for impairment of goodwill is a two-step process. The first step compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of reporting unit goodwill with the carrying amount of that goodwill to determine the amount of impairment loss. Fair value of a reporting unit is determined by using a weighted combination of an income approach and a market approach, as this combination is considered the most indicative of the Company's fair value in an orderly transaction between market participants. Under the income approach, the Company determined fair value based on estimated future cash flows of a reporting unit, discounted by an estimated weighted-average cost of capital, which reflects the overall level of inherent risk of a reporting unit and the rate of return an outside investor would expect to earn.

Determining the fair value of a reporting unit is judgmental in nature and requires the use of significant estimates and assumptions, including revenue growth rates, gross margins, operating margins, discount rates and future market conditions, among others. Under the market approach, the Company utilized valuation multiples derived from publicly available information for guideline companies to provide an indication of how much a knowledgeable investor in the marketplace would be willing to pay for a company. The valuation multiples were applied to the reporting units.

December 1, 2010 Evaluation

The Company performed its annual evaluation of goodwill as of December 1, 2010. All reporting units passed the first step of the goodwill evaluation (with the fair value exceeding the carrying value by 16%, 17%, 55% and 64%, for the Corporate, Public, Canada and CDW Advanced Services reporting units, respectively) and, accordingly, the Company was not required to perform the second step of the goodwill evaluation.

To determine the fair value of the reporting units, the Company used a 75%/25% weighting of the income approach and market approach, respectively. Under the income approach, the Company estimated future cash flows of each reporting unit based on internally generated forecasts for the remainder of 2010 and the next six years. The Company used a 5% long-term assumed consolidated annual growth rate for periods after the six-year forecast. The estimated future cash flows for the Corporate, Public and Canada reporting units were discounted at 12.0%; cash flows for the CDW Advanced Services reporting unit were discounted at 13.0% given inherent differences in the business model and risk profile.

June 2009 Evaluation

The Company continuously monitors the operating performance of each of its reporting units in comparison to forecasted results. During the second quarter of 2009, the Company determined that, while the rate of the sales decline year over year was stabilizing, the overall decline in net sales indicated that it was more likely than not that the fair value of certain reporting units was reduced to below the respective carrying amount. The Company considered this a triggering event under GAAP and performed an interim evaluation of the carrying amount of goodwill as of June 1, 2009.

The Company's Public reporting unit passed the first step of the goodwill evaluation (with the fair value exceeding the carrying value by 10%) while the Company's remaining three reporting units did not. The Company performed the second step of the goodwill evaluation for the Corporate, Canada and CDW Advanced Services reporting units. As a result, the Company recorded a total goodwill impairment charge of  $235.0 million in the second quarter of 2009. This charge was comprised of  $207.0 million for the Corporate reporting unit and  $28.0 million for the CDW Advanced Services reporting unit. The Canada reporting unit did not require a goodwill impairment charge as the implied fair value of goodwill of this reporting unit approximated the carrying value of goodwill.

To determine fair value of the reporting units, the Company used a 75%/25% weighting of the income approach and market approach, respectively. The Company believed that higher weighting to the income approach was appropriate as inherent differences exist between the Company's highly leveraged structure and the equity-based structures of the comparable companies used in the market approach. Using the income approach, the Company estimated future cash flows of each reporting unit based on internally generated forecasts for the remainder of 2009 and the next six years. The Company used a 5% long-term assumed consolidated annual growth rate for periods after the six-year forecast. The Company's forecasts were based on historical experience, expected market demand and other industry information available at the time the forecasts were prepared. The estimated future cash flows of each reporting unit were discounted at 11.5%.

December 1, 2009 Evaluation

The Company performed its annual evaluation of goodwill as of December 1, 2009. The Public, Canada and CDW Advanced Services reporting units passed the first step of the goodwill evaluation (with the fair value exceeding the carrying value by 9%, 30% and 35%, respectively) while the Corporate reporting unit did not. The Company performed the second step of the goodwill evaluation for the Corporate reporting unit which did not require a goodwill impairment charge, as the implied fair value of goodwill of this reporting unit exceeded the carrying value of goodwill by 10%.

To determine the fair value of the reporting units, the Company used a 75%/25% weighting of the income approach and market approach, respectively. The Company used a 5% long-term assumed consolidated annual growth rate for periods after the six-year forecast. The estimated future cash flows of each reporting unit were discounted at 11.5%.

October 1, 2008 and December 31, 2008 Evaluations

The Company performed its annual evaluation of goodwill as of October 1, 2008. Both the Company's Corporate and Public reporting units failed the first step of the evaluation, and accordingly, the Company performed the second step to determine the amount of the goodwill impairment. Due to deteriorating macroeconomic conditions in the fourth quarter of 2008, the Company determined that a triggering event had occurred as of December 31, 2008 that required the Company to update its initial test. As a result, the Company recorded a total goodwill impairment charge of  $1,712.0 million in the fourth quarter of 2008. This charge was comprised of  $1,359.0 million for the Corporate reporting unit and  $353.0 million for the Public reporting unit.

The following table presents the change in goodwill by segment for the years ended December 31, 2010 and 2009:

(in millions)	Corporate	Public	Other (1)	Consolidated

Balances as of December 31, 2008:
Goodwill	$2,789.0	$1,260.3	$104.7	$4,154.0
Accumulated impairment charges	(1,359.0)	(353.0)	—	(1,712.0)

	$1,430.0	$907.3	$104.7	$2,442.0

2009 Activity:
Impairment charges	(212.4)	(1.1)	(28.3)	(241.8)
Adjustment	5.4	1.1	0.3	6.8
Goodwill related to sale of assets (2)	—	—	(3.9)	(3.9)
Translation adjustment	—	—	4.3	4.3

	$1,223.0	$907.3	$77.1	$2,207.4

Balances as of December 31, 2009:
Goodwill	$2,794.4	$1,261.4	$105.4	$4,161.2
Accumulated impairment charges	(1,571.4)	(354.1)	(28.3)	(1,953.8)

	$1,223.0	$907.3	$77.1	$2,207.4

2010 Activity:
Translation adjustment	—	—	1.7	1.7

	$—	$—	$1.7	$1.7

Balances as of December 31, 2010:
Goodwill	$2,794.4	$1,261.4	$107.1	$4,162.9
Accumulated impairment charges	(1,571.4)	(354.1)	(28.3)	(1,953.8)

	$1,223.0	$907.3	$78.8	$2,209.1

(1)	Other is comprised of CDW Advanced Services and Canada reporting units.
(2)	See Note 15 for more information.

The following table presents a summary of intangible assets at December 31, 2010 and 2009:

(in millions)
December 31, 2010	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	$1,861.7	$453.4	$1,408.3
Trade name	421.0	67.8	353.2
Internally developed software	59.1	31.6	27.5
Other	3.2	1.0	2.2

Total	$2,345.0	$553.8	$1,791.2

December 31, 2009
Customer relationships	$1,861.0	$313.3	$1,547.7
Trade name	421.0	46.7	374.3
Internally developed software	48.9	21.9	27.0
Other	3.1	0.7	2.4

Total	$2,334.0	$382.6	$1,951.4

Amortization expense related to intangible assets for the years ended December 31, 2010, 2009 and 2008 was  $171.1 million,  $171.9 million and  $175.9 million, respectively.

Estimated amortization expense related to intangible assets for the next five years is as follows:

(in millions)

Year ended December 31,
2011	$171.4
2012	169.3
2013	165.7
2014	164.1
2015	162.7

Inventory Financing Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Inventory Financing Agreements
Inventory Financing Agreements
3.	Inventory Financing Agreements (revised)

The Company has entered into agreements with certain financial intermediaries to facilitate the purchase of inventory from various suppliers under certain terms and conditions. At June 30, 2011, the agreements allowed for a maximum credit line of  $74.5 million collateralized by the inventory purchases under these floorplan arrangements financed by the financial intermediaries and a second lien on the related accounts receivable. The Company does not incur any interest expense associated with these agreements as balances are paid when they are due. At June 30, 2011 and December 31, 2010, the Company owed the financial intermediaries  $57.7 million and  $9.6 million, respectively, under these inventory floorplan arrangements. Amounts owed under these floorplan arrangements are due to financial intermediaries not considered to be trade creditors, and, accordingly, such amounts are classified separately as accounts payable–inventory financing in the accompanying consolidated balance sheets.

From time to time, the Company may enter into an agreement with a financial intermediary relating to the purchase of inventory from a supplier who has factored its receivables to the financial intermediary. The Company's obligations under these agreements are not collateralized. The Company does not incur any interest expense associated with these agreements as balances are paid when they are due. At June 30, 2011 and December 31, 2010, the Company owed a financial intermediary  $48.0 million and  $18.6 million, respectively, under such an agreement. As these obligations are due to a financial intermediary not considered to be a trade creditor, the Company has classified such amounts as accounts payable–inventory financing in the accompanying consolidated balance sheets.

Separately, in June 2011, the Company entered into a new senior secured asset-based revolving credit facility as described in Note 4, which incorporates a  $300.0 million floorplan sub-facility (which was increased to a maximum of  $400.0 million on August 2, 2011) to facilitate the purchase of inventory from a certain vendor. In connection with the floorplan sub-facility, the Company entered into an inventory financing agreement on an unsecured basis with a financial intermediary to facilitate the purchase of inventory from this vendor (the "Revolving Loan financing agreement"). At June 30, 2011, the Company owed  $12.3 million under the Revolving Loan financing agreement, which is included in accounts payable–inventory financing in the accompanying consolidated balance sheet.

5.	Inventory Financing Agreements (revised)

The Company has entered into agreements with certain financial intermediaries to facilitate the purchase of inventory from various suppliers under certain terms and conditions. At December 31, 2010, the agreements allowed for a maximum credit line of  $74.5 million collateralized by the inventory purchases under these floorplan arrangements financed by the financial intermediaries and a second lien on the related accounts receivable. The Company does not incur any interest expense associated with these agreements as balances are paid when they are due. At December 31, 2010 and 2009, the Company owed the financial intermediaries  $9.6 million and  $25.0 million, respectively, under its inventory floorplan arrangements. Amounts owed under these floorplan arrangements are due to financial intermediaries not considered to be trade creditors, and, accordingly, such amounts are classified separately as accounts payable–inventory financing in the accompanying consolidated balance sheets.

From time to time, the Company may enter into an agreement with a financial intermediary relating to the purchase of inventory from a supplier who has factored its receivables to the financial intermediary. The Company's obligations under these agreements are not collateralized. The Company does not incur any interest expense associated with these agreements as balances are paid when they are due. At December 31, 2010, the Company owed a financial intermediary  $18.6 million under such an agreement. As this obligation is due to a financial intermediary not considered to be a trade creditor, the Company has classified such amount as accounts payable–inventory financing in the accompanying consolidated balance sheet.

Lease Commitments	12 Months Ended
Dec. 31, 2010
Lease Commitments
Lease Commitments
6.	Lease Commitments

The Company is obligated under various operating lease agreements for office facilities that generally provide for minimum rent payments and a proportionate share of operating expenses and property taxes and include certain renewal and expansion options. For the years ended December 31, 2010, 2009 and 2008, rent expense was  $23.9 million,  $22.9 million and  $20.8 million, respectively.

During the years ended December 31, 2010, 2009 and 2008, the Company recorded approximately  $0.8 million,  $0.8 million and  $0.6 million, respectively, of depreciation expense for office equipment under capital leases.

Future minimum lease payments are as follows:

(in millions)	Capital	Operating
Year Ended December 31,	Leases	Leases
2011	$0.7	$17.4
2012	0.3	16.2
2013	—	16.3
2014	—	16.1
2015	—	15.4
Thereafter	—	47.6

Total future minimum lease payments	1.0	$129.0

Amounts representing interest	(0.1)

Present value of future minimum lease payments	0.9
Current maturities of capital lease obligations	(0.6)

Long-term capital lease obligations	$0.3

Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Long-Term Debt
Long-Term Debt
4.	Long-Term Debt

Long-term debt, excluding capital leases, was as follows:

(in millions)
	June 30, 2011	December 31, 2010
Senior secured asset-based revolving credit facility	$160.0	$188.1
Senior secured term loan facility	1,540.5	1,672.5
Senior secured notes due 2018	500.0	500.0
Senior notes due 2015	129.0	1,207.0
Senior notes due 2019	1,175.0	—
Senior subordinated notes due 2017	721.5	721.5

Total long-term debt	4,226.0	4,289.1
Less current maturities of long-term debt	—	(132.0)

Long-term debt, excluding current maturities	$4,226.0	$4,157.1

As of June 30, 2011, the Company was in compliance with the covenants under its various credit agreements as described below.

Senior Secured Asset-Based Revolving Credit Facility ("Revolving Loan")

At June 30, 2011, the Company had outstanding borrowings of  $160.0 million under the Revolving Loan (at an effective weighted-average interest rate of approximately 2.47% per annum),  $21.8 million of undrawn letters of credit and  $12.3 million reserved related to the floorplan sub-facility (discussed below).

On June 24, 2011, the Company entered into the Revolving Loan, a new five-year  $900.0 million senior secured asset-based revolving credit facility, with the facility being available to the Company for borrowings, issuance of letters of credit and floorplan financing for certain vendor products. The Revolving Loan matures on June 24, 2016, subject to an acceleration provision discussed below. The Revolving Loan replaces the Company's previous revolving loan credit facility that was to mature on October 12, 2012. The Revolving Loan (i) increases the overall revolving credit facility capacity available to the Company from  $800.0 million to  $900.0 million, (ii) increases the maximum aggregate amount of increases that may be made to the revolving credit facility from  $100.0 million to  $200.0 million, (iii) adds a maturity acceleration provision based upon excess cash availability whereby the Revolving Loan may mature 45 days prior to both the maturity of the non-extended portion of the Company's senior secured term loan facility and the maturity of the Company's senior exchange notes due 2015, if excess cash availability does not exceed the outstanding borrowings of the subject maturing debt at the time of the test plus  $150 million, (iv) increases the fee on the unused portion of the revolving credit facility from 25 basis points to either 37.5 or 50 basis points, depending on the amount of utilization, (v) increases the applicable interest rate margin, and (vi) incorporates a  $300.0 million floorplan sub-facility. In connection with the termination of the previous facility, the Company recorded a loss on extinguishment of long-term debt of  $1.6 million in the consolidated statement of operations for the three and six months ended June 30, 2011, representing a write-off of a portion of unamortized deferred financing costs. Fees of  $7.2 million related to the Revolving Loan were capitalized as deferred financing costs and are being amortized over the term of the facility on a straight-line basis.

The Revolving Loan includes a  $300.0 million floorplan sub-facility which was increased to the maximum of  $400.0 million on August 2, 2011. As described in Note 3, in connection with the floorplan sub-facility, the Company entered into the Revolving Loan financing agreement. Amounts outstanding under the Revolving Loan financing agreement are unsecured and non-interest bearing. The Company will either pay the outstanding

Revolving Loan financing agreement amounts when they become due, or the Revolving Loan's administrative agent will automatically initiate an advance on the Revolving Loan and use the proceeds to pay the balance on the due date. As of June 30, 2011, the Company owed  $12.3 million under the Revolving Loan financing agreement, which is included in accounts payable – inventory financing on the Company's balance sheet. Changes in cash flows from the Revolving Loan financing agreement are reported in financing activities on the Company's statement of cash flows.

Borrowings under the Revolving Loan bear interest at a variable interest rate plus an applicable margin. The variable interest rate is based on one of two indices, either (i) LIBOR, or (ii) the Alternate Base Rate ("ABR") with the ABR being the greatest of (a) the prime rate, (b) the federal funds effective rate plus 50 basis points and (c) one-month LIBOR plus 1.00%. The applicable margin varies (2.00% to 2.50% for LIBOR borrowings and 1.00% to 1.50% for ABR borrowings) depending upon the Company's average daily excess cash availability under the agreement and is subject to a reduction of 25 basis points if certain conditions are met related to the Company's outstanding secured debt. The margins on the previous revolving loan credit facility varied from 1.00% to 1.75% for LIBOR borrowings and 0.00% to 0.75% for ABR borrowings.

Availability under the Revolving Loan is limited to (a) the lesser of the revolving commitment of  $900.0 million and the amount of the borrowing base less (b) outstanding borrowings, letters of credit, and amounts outstanding under the Revolving Loan financing agreement plus a reserve of 15% of open orders. The borrowing base is (a) the sum of the products of the applicable advance rates on eligible accounts receivable and on eligible inventory as defined in the agreement less (b) any reserves. At June 30, 2011, the borrowing base was  $970.2 million as supported by eligible inventory and accounts receivable balances as of May 31, 2011. The Company could have borrowed up to an additional  $705.9 million under the Revolving Loan at June 30, 2011.

CDW LLC is the borrower under the Revolving Loan. All obligations under the Revolving Loan are guaranteed by Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries. Borrowings under the Revolving Loan are collateralized by a first priority interest in inventory (excluding inventory collateralized under the inventory floorplan arrangements as described in Note 3), deposits, and accounts receivable, and a second priority interest in substantially all other assets. The Revolving Loan contains negative covenants that, among other things, place restrictions and limitations on the ability of Parent and its subsidiaries to dispose of assets, incur additional indebtedness, incur guarantee obligations, prepay other indebtedness, make distributions or other restricted payments, create liens, make equity or debt investments, make acquisitions, engage in mergers or consolidations, or engage in certain transactions with affiliates. The Revolving Loan also includes maintenance of a minimum average daily excess cash availability requirement. Should the Company fall below the minimum average daily excess cash availability requirement for five consecutive business days, the Company becomes subject to a fixed charge coverage ratio until such time as the daily excess cash availability requirement is met for 30 consecutive business days.

Senior Secured Term Loan Facility ("Term Loan")

At June 30, 2011, the outstanding principal amount of the Company's Term Loan was  $1,540.5 million, with  $484.5 million of non- extended loans and  $1,056.0 million of extended loans. The effective weighted-average interest rate on Term Loan principal amounts outstanding on June 30, 2011 was 4.38% per annum. For the six months ended June 30, 2011, the effective weighted-average interest rate without giving effect to the interest rate swap agreements (see Note 5) was 4.58% per annum. For the six months ended June 30, 2011, the effective weighted-average interest rate including the effect of the interest rate swap agreements was 4.92% per annum. The interest rate swap agreements terminated on January 14, 2011.

Borrowings under the Term Loan bear interest at either (a) the ABR plus a margin; or (b) LIBOR plus a margin. The margin is based on the Company's senior secured leverage ratio as defined in the amended agreement evidencing the Term Loan. Effective with the March 2011 amendment discussed below, the margins were reduced on extended loans. For ABR borrowings, the applicable margin varies within a range of 2.50% to 3.00% for non-extended loans and 1.75% to 2.25% for extended loans. For LIBOR borrowings, the applicable margin varies within a range of 3.50% to 4.00% for non-extended loans and 2.75% to 3.25% for extended loans. The non-extended loans under the Term Loan mature on October 10, 2014. The maturity on the extended loans is July 15, 2017 subject to acceleration to July 15, 2015 if, as of July 14, 2015, (i) the senior secured leverage ratio is greater than or equal to 3.00 to 1.00 and (ii) the outstanding principal amount of Senior Notes with a maturity date of October 12, 2015 is greater than or equal to  $500.0 million. The Company completed a cash tender offer and follow-on cash tender offer (described below) and as a result of the reduction in the outstanding balances of the Senior Notes due 2015, the maturity of extended loans under the Term Loan will not be accelerated.

On March 11, 2011, the Company entered into an amendment to the Term Loan, which became effective on March 14, 2011. This amendment, among other things: (i) reduced the margins with respect to the extended loans under the Term Loan, (ii) established a LIBOR floor of 1.25% and an ABR floor of 2.25% with respect to the extended loans under the Term Loan facility, (iii) reset the start date for accumulating restricted payments that count against the general limit of  $25.0 million and (iv) provided a 1% prepayment premium for certain repayments or re-pricings of any extended loans under the Term Loan for the six month period following the effective date of the amendment. In connection with this amendment, the Company recorded a loss on extinguishment of long-term debt of  $3.2 million in the consolidated statement of operations for the six months ended June 30, 2011. This loss represents a write-off of a portion of the unamortized deferred financing costs related to the Term Loan.

The Term Loan requires the Company to make certain mandatory prepayments of principal amounts under certain circumstances, including (i) a prepayment in an amount equal to 50% of the Company's excess cash flow for a fiscal year (the percentage rate of which can decrease based upon the total net leverage ratio as defined in the governing agreement); and (ii) the net cash proceeds from the incurrence of certain additional indebtedness by the Company or its subsidiaries. Excess cash flow is defined as Adjusted EBITDA (as defined in Note 11), plus items such as reductions in working capital, less items such as increases in working capital, certain taxes paid in cash, interest that will be paid in cash, capital expenditures and repayment of long-term indebtedness. On March 16, 2011, the Company made a mandatory prepayment of  $132.0 million with respect to the year ended December 31, 2010 under the excess cash flow provision.

CDW LLC is the borrower under the Term Loan. All obligations under the Term Loan are guaranteed by Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries. The Term Loan is collateralized by a second priority interest in substantially all inventory (excluding inventory collateralized under the inventory floorplan arrangements as described in Note 3), deposits, and accounts receivable, and by a first priority interest in substantially all other assets. The Term Loan contains negative covenants that, among other things, place restrictions and limitations on the ability of Parent and its subsidiaries to dispose of assets, incur additional indebtedness, incur guarantee obligations, prepay other indebtedness, make distributions or other restricted payments, create liens, make equity or debt investments, make acquisitions, engage in mergers or consolidations, or engage in certain transactions with affiliates. The Term Loan also includes a senior secured leverage ratio requirement. The senior secured leverage ratio is required to be maintained on a quarterly basis and is defined as the ratio of senior secured debt (including amounts owed under certain inventory floorplan arrangements and capital leases) less cash and cash equivalents, to trailing twelve months Adjusted EBITDA. Compliance may be determined after giving effect to a designated equity contribution to the Company to be included in the calculation of Adjusted EBITDA. The senior secured leverage ratio for the four quarters ended June 30, 2011 was required to be at or below 7.5. For the four quarters ended June 30, 2011, the senior secured leverage ratio was 3.4. The interest rate margins on both the extended loans and non-extended loans under the Term Loan will decrease by 0.25% upon filing of the required officer's certificate as a result of the senior secured leverage ratio being less than 3.5. The Company is required to maintain an interest rate hedge to fix or cap the interest rate on at least 50% of the outstanding principal amount of the Term Loan through maturity, subject to certain limitations currently in effect. With the interest rate cap agreements as described in Note 5, the Company expects to be in compliance with this requirement through January 14, 2013.

8.0% Senior Secured Notes due 2018 ("Senior Secured Notes")

The Senior Secured Notes were issued on December 17, 2010 and will mature on December 15, 2018. At June 30, 2011, the outstanding principal amount of the Senior Secured Notes was  $500.0 million.

CDW LLC and CDW Finance Corporation are the co-issuers of the Senior Secured Notes and the obligations under the notes are guaranteed by Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries. The Senior Notes are secured on a pari passu basis with the Term Loan by a second priority interest in substantially all inventory (excluding inventory collateralized under the inventory floorplan arrangements as described in Note 3), deposits, and accounts receivable, and by a first priority interest in substantially all other assets. The Senior Secured Note Indenture contains negative covenants that, among other things, place restrictions and limitations on the ability of Parent and its subsidiaries to dispose of assets, incur additional indebtedness, incur guarantee obligations, prepay other indebtedness, make distributions or other restricted payments, create liens, make equity or debt investments, make acquisitions, engage in mergers or consolidations, or engage in certain transactions with affiliates. The Senior Secured Note Indenture does not contain any financial covenants.

11.0% Senior Exchange Notes due 2015 ("Senior Exchange Notes"); 11.50% / 12.25% Senior PIK Election Exchange Notes due 2015 ("PIK Election Notes" together with the Senior Exchange Notes the "Senior Notes")

At June 30, 2011, the outstanding principal amount of the Company's Senior Notes was  $129.0 million. The Senior Notes have a maturity date of October 12, 2015. The Senior Notes are comprised of  $49.3 million of Senior Exchange Notes and  $79.7 million of PIK Election Notes. The Company is required to pay cash interest on the outstanding principal of the Senior Exchange Notes. For PIK Election Notes, the periods for which the Company could elect to pay interest in cash or through an increase in the outstanding principal have expired. The Company is required to pay cash interest on the outstanding principal of the PIK Election Notes for the remaining interest periods through maturity.

On April 13, 2011, the Company completed a cash tender offer (the "Initial Senior Notes Tender Offer") and purchased  $665.1 million aggregate principal amount of Senior Notes comprised of  $519.2 million of the Senior Exchange Notes and  $145.9 million of the PIK Election Notes. The Company concurrently issued  $725.0 million in aggregate principal amount of 8.5% Senior Notes due 2019. The proceeds from this offering, together with cash on hand and borrowings under the then-outstanding revolving loan credit facility, were used to fund the purchase of the tendered Senior Notes, including  $665.1 million aggregate principal amount of Senior Notes,  $59.9 million in tender offer premium and  $36.5 million of accrued and unpaid interest, along with transaction fees and expenses.

On May 20, 2011, the Company completed a follow-on cash tender offer (the "Follow-on Senior Notes Tender Offer," and together with the Initial Senior Notes Tender Offer, the "Senior Notes Tender Offers") and purchased an additional  $412.8 million aggregate principal amount of Senior Notes comprised of  $321.4 million of the Senior Exchange Notes and  $91.4 million of the PIK Election Notes. The Company concurrently issued  $450.0 million in aggregate principal amount of additional 8.5% Senior Notes due 2019. The proceeds from this offering, together with cash on hand and borrowings under the then-outstanding revolving loan credit facility, were used to fund the purchase of the tendered Senior Notes, including  $412.8 million aggregate principal amount of Senior Notes,  $37.2 million in tender offer premium and  $4.5 million of accrued and unpaid interest, along with transaction fees and expenses. The aggregate principal amount of Senior Notes outstanding following Senior Notes Tender Offers is  $129.0 million. As a result, the maturity of extended loans under the Term Loan will not be subject to acceleration on July 15, 2015 as described above.

In connection with Senior Notes Tender Offers, the Company recorded a loss on extinguishment of long-term debt of  $114.1 million in the consolidated statement of operations for the three and six months ended June 30, 2011. This loss represents  $97.0 million in tender offer premiums and  $17.1 million for the write-off of a portion of the unamortized deferred financing costs related to the Senior Notes. In connection with the issuance of 8.5% Senior Notes due 2019, fees of  $19.1 million were capitalized as deferred financing costs and are being amortized over the term of the notes using the interest method.

CDW LLC and CDW Finance Corporation are the co-issuers of the Senior Notes. Obligations under the Senior Notes are guaranteed on an unsecured senior basis by Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries. The Senior Notes contain negative covenants that, among other things, place restrictions and limitations on the ability of Parent and its subsidiaries to dispose of assets, incur additional indebtedness, incur guarantee obligations, prepay other indebtedness, make distributions or other restricted payments, create liens, make equity or debt investments, make acquisitions, engage in mergers or consolidations, or engage in certain transactions with affiliates. The Senior Notes do not contain any financial covenants.

8.5% Senior Notes due 2019 ("2019 Senior Notes")

On April 13, 2011, the Company issued  $725.0 million principal amount of 2019 Senior Notes and on May 20, 2011, the Company issued an additional  $450.0 million principal amount of 2019 Senior Notes. The proceeds from these issuances together with cash on hand and borrowings under the then-outstanding revolving loan credit facility were used to fund the Senior Notes Tender Offers described above. The 2019 Senior Notes will mature on April 1, 2019. At June 30, 2011, the outstanding principal amount of the 2019 Senior Notes was  $1,175.0 million.

CDW LLC and CDW Finance Corporation are the co-issuers of the 2019 Senior Notes. Obligations under the 2019 Senior Notes are guaranteed on an unsecured senior basis by Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries. The 2019 Senior Notes contain negative covenants that, among other things, place restrictions and limitations on the ability of Parent and its subsidiaries to dispose of assets, incur additional indebtedness, incur guarantee obligations, prepay other indebtedness, make distributions or other restricted payments, create liens, make equity or debt investments, make acquisitions, engage in mergers or consolidations, or engage in certain transactions with affiliates. The 2019 Senior Notes do not contain any financial covenants.

12.535% Senior Subordinated Exchange Notes due 2017 ("Senior Subordinated Notes")

At June 30, 2011, the outstanding principal amount of the Company's Senior Subordinated Notes was  $721.5 million. The Senior Subordinated Notes have a maturity date of October 12, 2017. On March 10, 2010, one of the Company's wholly owned subsidiaries purchased  $28.5 million of principal amount of senior subordinated debt for a purchase price of  $18.6 million. The Company recorded a gain on the extinguishment of long-term debt of  $9.2 million on the consolidated statement of operations for the six months ended June 30, 2010 related to this repurchase. In May 2010, the  $28.5 million in principal amount of senior subordinated debt that were repurchased were exchanged for increasing rate notes and subsequently surrendered to the indenture trustee for cancellation.

CDW LLC and CDW Finance Corporation are the co-issuers of the Senior Subordinated Notes. Obligations under the Senior Subordinated Notes are guaranteed on an unsecured senior basis by Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries. The Senior Subordinated Notes contain negative covenants that, among other things, place restrictions and limitations on the ability of Parent and its subsidiaries to dispose of assets, incur additional indebtedness, incur guarantee obligations, prepay other indebtedness, make distributions or other restricted payments, create liens, make equity or debt investments, make acquisitions, engage in mergers or consolidations, or engage in certain transactions with affiliates. The Senior Subordinated Notes do not contain any financial covenants.

Based on the quoted market price, trades and/or composite bid prices from dealers, all of which were obtained from independent sources, the estimated fair value of the Company's long-term debt at June 30, 2011 approximated  $4,267.5 million.

7.	Long-Term Debt

Long-term debt, excluding capital leases, was as follows:

(in millions)	December 31,
	2010	2009
Senior secured asset-based revolving credit facility	$188.1	$491.4
Senior secured term loan facility	1,672.5	2,189.0
Senior secured notes	500.0	—
Senior loans / notes	1,207.0	1,190.0
Senior subordinated loans / notes	721.5	750.0

Total long-term debt	4,289.1	4,620.4
Less current maturities of long-term debt	(132.0)	(22.0)

Long-term debt, excluding current maturities	$4,157.1	$4,598.4

As of December 31, 2010, the Company was in compliance with the covenants under its various credit agreements as described below.

Senior Secured Asset-Based Revolving Credit Facility ("Revolving Loan")

At December 31, 2010, the Company had an  $800.0 million Revolving Loan available for borrowings and issuance of letters of credit of which the Company had outstanding borrowings of  $188.1 million (at an effective weighted-average interest rate of approximately 1.71% per annum) and  $21.7 million of undrawn letters of credit. Borrowings under the Revolving Loan bear interest at a variable interest rate plus an applicable margin. The variable interest rate is based on one of two indices, either (i) LIBOR, or (ii) the Alternate Base Rate ("ABR") with the ABR being the greater of (a) the prime rate and (b) the federal funds effective rate plus 50 basis points. The applicable margin varies (1.00% to 1.75% for LIBOR borrowings and 0.00% to 0.75% for ABR borrowings) depending upon the Company's average daily excess cash availability under the agreement. The Revolving Loan matures on October 12, 2012. Availability under the Revolving Loan is limited to the lesser of the revolving commitment of  $800.0 million or the amount of the borrowing base. The borrowing base is based upon a formula involving certain percentages of eligible inventory and eligible accounts receivable owned by the Company. At December 31, 2010, the borrowing base was  $908.5 million as supported by eligible inventory and accounts receivable balances as of November 30, 2010. One of the lenders (the "Defaulting Lender") under the Revolving Loan has failed to fund its pro rata share of several outstanding loan advances under the Revolving Loan since 2008. As a result, actual availability under the Revolving Loan is  $42.2 million less than it would otherwise be if the Defaulting Lender was honoring its commitments under the Revolving Loan agreement. Assuming non-funding by the Defaulting Lender, the Company could borrow up to an additional  $548.0 million under the Revolving Loan at December 31, 2010.

CDW LLC is the borrower under the Revolving Loan. All obligations under the Revolving Loan are guaranteed by Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries. Borrowings under the Revolving Loan are collateralized by a first priority interest in inventory (excluding inventory collateralized under the inventory floorplan arrangements as described in Note 5), deposits, and accounts receivable, and a second priority interest in substantially all other assets. The Revolving Loan contains negative covenants that, among other things, place restrictions and limitations on the ability of Parent and its subsidiaries to dispose of assets, incur additional indebtedness, incur guarantee obligations, prepay other indebtedness, make distributions or other restricted payments, create liens, make equity or debt investments, make acquisitions, engage in mergers or consolidations, or engage in certain transactions with affiliates. The Revolving Loan also includes maintenance of a minimum average daily excess cash availability requirement. Should the Company fall below the minimum average daily excess cash availability requirement for ten consecutive business days, the Company becomes subject to a fixed charge coverage ratio until such time as the daily excess cash availability requirement is met for 30 consecutive business days.

Senior Secured Term Loan Facility ("Term Loan")

On December 2, 2010, in connection with the issuance of the Senior Secured Notes as described below, the Company entered into an amendment of the Term Loan, which became effective on December 17, 2010. In connection with the amendment, the Company agreed to repay  $500.0 million of the Term Loan from the proceeds of the Senior Secured Notes. The amendment to the Term Loan extended the final maturity of  $1,146.4 million principal amount of the Term Loan to July 15, 2017 from October 10, 2014 (the "Extended Term Loan"). This extended maturity is subject to acceleration to July 14, 2015 if, as of July 14, 2015, (i) the senior secured leverage ratio is greater than or equal to 3.00 to 1.00 and (ii) the outstanding principal amount of Senior Unsecured Debt with a maturity date of October 12, 2015 is greater than or equal to  $500.0 million. Further, the amendment, among other things, (1) increased the applicable margin for the interest rate with respect to the Extended Term Loan by 1.00%; and (2) permitted the issuance of the Senior Secured Notes and the grant of security interests in the collateral for the Senior Secured Notes. Term Loan lenders holding  $526.1 million principal amount of the Term Loan chose not to extend the maturity of their loans (the "Non-Extended Term Loan"); the Non-Extended Term Loan continues to be subject to the original maturity date of October 10, 2014 and these lenders will not receive the increased interest rate with respect to these loans. The Company recorded a loss of  $7.2 million on the extinguishment of  $500.0 million of the Term Loan in the consolidated statement of operations in the fourth quarter of 2010, representing a write-off of a portion of the unamortized deferred financing costs associated with the Term Loan.

At December 31, 2010, the outstanding principal balance of the Company's Term Loan was  $1,672.5 million, with  $1,146.4 million of Extended Term Loan and  $526.1 million of Non-Extended Term Loan. Borrowings under the Term Loan bear interest at either (a) the ABR plus a rate spread; or (b) LIBOR plus a rate spread. The applicable rate spread varies (3.50% to 4.00% for ABR borrowings and 4.50% to 5.00% for LIBOR borrowings under the Extended Term Loan; and 2.50% to 3.00% for ABR borrowings and 3.50% to 4.00% for LIBOR borrowings under the Non-Extended Term Loan) based on the Company's senior secured leverage ratio, as defined in the amended agreement evidencing the Term Loan.

The effective weighted-average interest rate, without giving effect to the interest rate swap agreements (see Note 8) on Term Loan principal amounts outstanding at December 31, 2010 was 5.01% per annum, with an effective weighted-average interest rate for the twelve months ended December 31, 2010 of 4.29% per annum. The effective weighted-average interest rate, including the effect of the interest rate swap agreements, on Term Loan principal amounts outstanding at December 31, 2010 was 9.53% per annum, with an effective weighted-average interest rate for the twelve months ended December 31, 2010 of 7.84% per annum.

The Term Loan requires the Company to pay quarterly installments of principal equal to  $5.5 million, beginning September 2009, with the remaining unpaid principal amount due upon maturity, provided that such quarterly installments are reduced to the extent of any optional or mandatory repayments. The Term Loan also requires the Company to make certain mandatory prepayments of principal amounts under certain circumstances, including (i) a prepayment in an amount equal to 50% of the Company's excess cash flow (as defined in the governing agreement) for the year then ended; and (ii) the net cash proceeds from the incurrence of certain additional indebtedness by the Company or its subsidiaries, including the issuance of the Senior Secured Notes. Excess cash flow is defined as Adjusted EBITDA, plus items such as reductions in working capital, less items such as increases in working capital, certain taxes paid in cash, interest that will be paid in cash, capital expenditures and repayment of long-term indebtedness. The Company made required prepayments of principal of the Term Loan of  $11 million in 2009 and  $516.5 million in 2010, including the issuance of the Senior Secured Notes. The Company estimates a mandatory prepayment of approximately  $132.0 million will be due with respect to the year ended December 31, 2010 under the excess cash flow provision, and the Company expects to make that payment within ten business days of filing of this report with the SEC. Because of the prepayments the Company has made on the Term Loan, the Company will no longer be required to pay quarterly installments of principal of  $5.5 million.

CDW LLC is the borrower under the Term Loan. All obligations under the Term Loan are guaranteed by Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries. The Term Loan is collateralized by a second priority interest in substantially all inventory (excluding inventory collateralized under the inventory floorplan arrangements as described in Note 5), deposits, and accounts receivable, and by a first priority interest in substantially all other assets. The Term Loan contains negative covenants that, among other things, place restrictions and limitations on the ability of Parent and its subsidiaries to dispose of assets, incur additional indebtedness, incur guarantee obligations, prepay other indebtedness, make distributions or other restricted payments, create liens, make equity or debt investments, make acquisitions, engage in mergers or consolidations, or engage in certain transactions with affiliates. The Term Loan also includes a senior secured leverage ratio requirement. The senior secured leverage ratio is required to be maintained on a quarterly basis and is defined as the ratio of senior secured debt (including amounts owed under certain inventory floorplan arrangements and capital leases) less cash and cash equivalents, to trailing twelve months Adjusted EBITDA. Compliance may be determined after giving effect to a designated equity contribution to the Company to be included in the calculation of Adjusted EBITDA. The senior secured leverage ratio for the four quarters ended December 31, 2010 was required to be at or below 8.00. For the four quarters ended December 31, 2010, the senior secured leverage ratio was 3.9.

The Company is required to maintain an interest rate hedge to fix or cap the interest rate on at least 50% of the outstanding principal amount of the Term Loan through maturity, subject to certain limitations. With the interest rate swap agreements currently in effect as described in Note 8 and the interest rate cap agreements as described in Note 8, the Company expects to be in compliance with this requirement through January 14, 2013.

Senior Secured Notes ("Senior Secured Notes")

On December 17, 2010, CDW LLC and CDW Finance Corporation, as co-issuers, issued  $500.0 million principal amount of 8.0% Senior Secured Notes. The Senior Secured Notes mature on December 15, 2018.

CDW LLC and CDW Finance Corporation are the co-issuers of the Senior Secured Notes and the obligations under the notes are guaranteed by Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries. The Senior Notes are secured on a pari passu basis with the Term Loan by a second priority interest in substantially all inventory (excluding inventory collateralized under the inventory floorplan arrangements as described in Note 5), deposits, and accounts receivable, and by a first priority interest in substantially all other assets. The Senior Secured Note Indenture contains negative covenants that, among other things, place restrictions and limitations on the ability of Parent and its subsidiaries to dispose of assets, incur additional indebtedness, incur guarantee obligations, prepay other indebtedness, make distributions or other restricted payments, create liens, make equity or debt investments, make acquisitions, engage in mergers or consolidations, or engage in certain transactions with affiliates. The Senior Secured Note Indenture does not contain any financial covenants.

Senior Loans/Notes ("Senior Unsecured Debt") and Senior Subordinated Loans/Notes ("Senior Unsecured Subordinated Debt")

At December 31, 2010, the outstanding principal balance of the Company's Senior Unsecured Debt was  $1,207.0 million comprised of senior fixed rate notes. The Senior Unsecured Debt has a maturity date of October 12, 2015. The Company is required to pay cash interest on  $890.0 million outstanding principal of the Senior Unsecured Debt and can elect to pay cash or PIK Interest (as defined below) on the remaining  $317.0 million of the outstanding principal amount (the "PIK Election Debt"). For PIK Election Debt, the Company may elect for the interest period from April 15, 2011 through October 14, 2011 to either (i) pay the interest on amounts outstanding in cash, (ii) defer interest payments and add to the principal balance so that the interest is paid, together with the principal, at maturity ("PIK Interest"), or (iii) pay 50% of the interest in cash and 50% as PIK Interest. Elections are due not less than 30 days prior to the start of the interest period and the method of payment for the prior period will apply if no election is filed.

The Company made a PIK election with respect to these loans for the interest period from October 15, 2009 through April 14, 2010. The principal amount on the PIK Election Debt increased by approximately  $17.0 million on April 15, 2010 as a result of this election. For all other interest periods, including that from October 15, 2010 through April 14, 2011, the Company has elected to pay interest in cash on the PIK Election Debt.

At December 31, 2010, the outstanding principal balance of the Company's Senior Unsecured Subordinated Debt was  $721.5 million comprised of senior subordinated fixed rate notes. The Senior Unsecured Subordinated Debt has a maturity date of October 12, 2017. On March 10, 2010, one of the Company's wholly owned subsidiaries purchased  $28.5 million of principal amount of loans of the outstanding Senior Unsecured Subordinated Debt for a purchase price of  $18.6 million. Since this transaction involved two members of the same consolidated group, the Company's consolidated financial statements reflect the accounting for the transaction as if CDW LLC had acquired its own debt. As such, for purposes of financial reporting in the Company's consolidated financial statements, this debt is accounted for as if extinguished, and the Company recorded a gain of  $9.2 million on the extinguishment in the consolidated statement of operations in the first quarter of 2010. The gain represents the difference between the purchase price, including expenses paid to the debt holders and agent, and the net carrying amount of the purchased debt, adjusted for a portion of the unamortized deferred financing costs. The Company also recorded an adjustment of  $0.7 million to interest expense to reduce the long-term accrued interest liability, representing the difference between interest expense previously recognized on the extinguished debt under the effective interest method and actual interest paid. In May 2010, the  $28.5 million in principal amount of loans that were repurchased were exchanged for increasing rate notes and subsequently surrendered to the indenture trustee for cancellation.

Effective July 10, 2010, the  $890.0 million outstanding principal amount of Senior Unsecured Debt on which the Company is required to pay cash interest began to bear interest at an interest rate of 11.0% per annum; the  $317.0 million of the outstanding principal amount of PIK Election Debt began to bear interest at an interest rate of 11.5% per annum, plus the PIK margin of 75 basis points applicable during interest periods in which an election to pay PIK interest is made; and the  $721.5 million outstanding principal of Senior Unsecured Subordinated Debt began to bear interest at an interest rate of 12.535% per annum.

CDW LLC and CDW Finance Corporation are the co-issuers of the senior notes and senior subordinated notes. Obligations under the senior notes and senior subordinated notes are guaranteed on an unsecured senior basis by Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries that is a guarantor under the senior credit facilities. The Senior Unsecured Debt and Senior Unsecured Subordinated Debt contain negative covenants that, among other things, place restrictions and limitations on the ability of Parent and its subsidiaries to dispose of assets, incur additional indebtedness, incur guarantee obligations, prepay other indebtedness, make distributions or other restricted payments, create liens, make equity or debt investments, make acquisitions, engage in mergers or consolidations, or engage in certain transactions with affiliates. The Senior Unsecured Debt and Senior Unsecured Subordinated Debt do not contain any financial covenants.

Initial Notes Issuance and Exchange Offer

As of December 31, 2010, all of the Company's senior loans and senior subordinated loans had been converted to senior fixed rate notes and senior subordinated fixed rate notes, respectively.

Under the Senior Registration Rights Agreement and the Senior Subordinated Registration Rights Agreement, each dated as of October 10, 2008, the Company was obligated to file a registration statement with the SEC within 180 days of the issuance of the initial notes, registering the offer to exchange the initial notes for freely tradable exchange notes having substantially equivalent terms. On October 25, 2010, this registration statement was declared effective by the SEC and the exchange offer to all holders of initial notes commenced through the expiration date, December 8, 2010. The Company received exchange offers and issued  $737.1 million principal amount of outstanding senior exchange notes,  $285.3 million principal amount of outstanding senior PIK exchange notes and  $721.5 million principal amount of outstanding senior subordinated exchange notes. The Company is not required and does not intend to conduct any other registered exchange offers for the Initial Notes, so holders who did not participate in the exchange offer will not generally be entitled to any further registration rights subject to certain exceptions for affiliates of the Company, and therefore will not be permitted to transfer their Initial Notes absent an available exemption from registration under the securities laws.

As of December 31, 2010, the maturities of long-term debt, excluding the Revolving Loan and capital leases, were as follows:

(in millions)

Year ended December 31,
2011	$132.0
2012	—
2013	—
2014	484.5
2015	1,207.0
Thereafter	2,277.5

$4,101.0

Based on the quoted market price, trades and/or composite bid prices from dealers, all of which were obtained from independent sources, the estimated fair value of the Company's long-term debt at December 31, 2010 approximated  $4,362.0 million.

Deferred Financing Costs

Deferred financing costs, such as underwriting, financial advisory, professional fees and other similar fees, are capitalized and amortized to interest expense over the estimated life of the related financing. During 2010, the Company capitalized an additional  $14.3 million of costs in connection with the December 2010 issuance of the Senior Secured Notes and amendment to the Term Loan. In addition, the Company wrote off a total of  $7.9 million of unamortized costs during 2010 related to the extinguishments of portions of the Term Loan and Senior Unsecured Subordinated Debt.

Deferred financing costs as of December 31, 2010 and 2009 were as follows:

(in millions)	December 31,
	2010	2009
Deferred financing costs	$127.4	$120.9
Accumulated amortization	(47.7)	(29.7)

Deferred financing costs, net	$79.7	$91.2

Weighted-average remaining life (in years)	5.7	5.5

Derivative Instruments And Hedging Activities	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Derivative Instruments And Hedging Activities
Derivative Instruments And Hedging Activities
5.	Derivative Instruments and Hedging Activities

The Company is exposed to interest rate risk associated with fluctuations in the interest rates on its floating-rate debt. In order to manage the risk associated with changes in interest rates on borrowings under the Term Loan, the Company has entered into interest rate derivative agreements to hedge a portion of the cash flows associated with the Term Loan.

The Company's objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate fluctuations. To accomplish these objectives, the Company primarily uses interest rate caps and swaps as part of its interest rate risk management strategy. Interest rate caps involve the receipt of floating-rate amounts from a counterparty if interest rates rise above the strike rate on the contract in exchange for an up-front premium. Interest rate swaps involve the receipt of floating-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount.

Interest Rate Cap Agreements

In April 2010, the Company entered into four interest rate cap agreements with a combined  $1,100.0 million notional amount. Under these agreements, the Company made premium payments totaling  $5.9 million to the counterparties in exchange for the right to receive payments from them of the amount, if any, by which three-month LIBOR exceeds 3.5% during the agreement period. The cap agreements are effective from January 14, 2011 through January 14, 2013.

During the first six months of 2011, the Company entered into three interest rate cap agreements with a combined  $375.0 million notional amount. Under the agreements, the Company made premium payments totaling  $3.2 million to the counterparties in exchange for the right to receive payments from them of the amount, if any, by which three-month LIBOR exceeds 3.5% during the agreement period. The cap agreements are effective from January 14, 2013 through January 14, 2015.

These cap agreements have not been designated as cash flow hedges of interest rate risk for accounting purposes. Instead, the interest rate cap agreements are recorded at fair value on the Company's consolidated balance sheet each period, with changes in fair value recorded directly to interest expense, net on the Company's consolidated statements of operations.

On July 27, 2011, the Company entered into an additional interest rate cap agreement with a notional amount of  $125.0 million, which is effective from January 14, 2013 through January 14, 2015. The Company made a premium payment of  $0.6 million to the counterparty in exchange for the right to receive payments of the amount, if any, by which three-month LIBOR exceeds 3.5% during the agreement period.

Interest Rate Swap Agreements

On January 14, 2011, the Company's two existing interest rate swap agreements terminated. The interest rate swaps hedged a portion of the cash flows associated with the Term Loan. On October 24, 2007, the Company entered into the first swap agreement with a notional amount of  $1,500.0 million, and later amended this swap agreement effective July 14, 2009. On November 27, 2007, the Company entered into the second interest rate swap agreement with a notional amount of  $700.0 million, which was reduced to  $500.0 million as of January 14, 2010.

For the Company's interest rate swaps designated as cash flow hedges of interest rate risk for accounting purposes, the effective portion of the changes in fair value of the swaps was initially recorded as a component of accumulated other comprehensive income (loss) ("AOCI") in the Company's consolidated balance sheets and subsequently reclassified into interest expense, net in the Company's consolidated statements of operations in the period that the hedged forecasted transaction affected earnings. The ineffective portion of the change in fair value of the swaps was recognized directly in earnings in interest expense, net. For the Company's interest rate swap not designated as a cash flow hedge of interest rate risk, changes in fair value of the swap were recorded directly to interest expense, net in the Company's consolidated statements of operations.

Both of the Company's interest rate swaps were initially designated as cash flow hedges. However, as a result of the amendment to the  $1,500.0 million interest rate swap agreement, the Company prospectively discontinued the hedge accounting on the original interest rate swap agreement. Simultaneously, the Company designated the amended interest rate swap agreement as a cash flow hedge. On December 17, 2010, the Company discontinued the hedge accounting on the amended  $1,500.0 million interest rate swap agreement as a result of the Term Loan amendment as described in Note 4. The Company continued to report the net loss related to the discontinued cash flow hedges in AOCI, which was reclassified into earnings on a straight-line basis through January 14, 2011.

The amount of the loss reclassified into earnings during the three and six months ended June 30, 2010 was  $9.3 million and  $18.6 million, respectively. The Company did not reclassify any losses into earnings during the three months ended June 30, 2011. The amount of loss reclassified into earnings during the six months ended June 30, 2011 was  $2.1 million.

The Company utilized the hypothetical derivative method to measure hedge ineffectiveness each period for interest rate swaps designated as cash flow hedges. For the three and six months ended June 30, 2010, the Company recognized  $9.4 million and  $44.6 million, respectively, of non-cash gains due to hedge ineffectiveness on the amended  $1,500.0 million swap. The Company did not recognize any gains or losses due to hedge ineffectiveness during the three or six months ended June 30, 2011.

The fair values of the interest rate cap and swap agreements are estimated as described in Note 6 and reflected as assets or liabilities on the balance sheet. At June 30, 2011 and December 31, 2010, the fair values of the Company's interest rate derivatives were as follows:

(in millions)	Balance Sheet Location	Derivative Assets		Derivative Liabilities
		June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
Derivatives not designated as hedging instruments
Interest rate cap agreements	Fair value of interest rate cap agreements	$2.4	$1.2	$—	$—
Interest rate swap agreements	Fair value of interest rate swap agreements	$—	$—	$—	$2.1
Derivatives designated as hedging instruments
Interest rate swap agreements	Fair value of interest rate swap agreements	$—	$—	$—	$0.7

The effect of derivative instruments on the consolidated statements of operations for the three months ended June 30, 2011 and 2010 was as follows:

Derivatives not designated as hedging instruments

(in millions)	Amount of Loss Recognized in Interest Expense, net
	Three Months Ended June 30,
	2011	2010
Interest rate cap agreements	$(1.8)	$(3.5)

Total	$(1.8)	$(3.5)

Derivatives designated as hedging instruments

(in millions)	Amount of Loss Recognized in OCI (Effective Portion)		Amount of Loss Reclassified from AOCI into Interest Expense, net (Effective Portion)		Amount of Gain (Loss) Recognized in Interest Expense, net (Ineffective Portion)
	Three Months Ended June 30,		Three Months Ended June 30,		Three Months Ended June 30,
	2011	2010	2011	2010	2011	2010
Interest rate swap agreements	$—	$(0.7)	$—	$(19.1)	$—	$—

Total	$—	$(0.7)	$—	$(19.1)	$—	$—

The effect of derivative instruments on the consolidated statements of operations for the six months ended June 30, 2011 and 2010 was as follows:

Derivatives not designated as hedging instruments

(in millions)	Amount of Loss Recognized in Interest Expense, net
	Six Months Ended June 30,
	2011	2010
Interest rate cap agreements	$(2.0)	$(3.5)

Total	$(2.0)	$(3.5)

Derivatives designated as hedging instruments

(in millions)	Amount of Loss Recognized in OCI (Effective Portion)		Amount of Loss Reclassified from AOCI into Interest Expense, net (Effective Portion)			Amount of Gain Recognized in Interest Expense, net (Ineffective Portion)
	Six Months Ended June 30,		Six Months Ended June 30,			Six Months Ended June 30,
	2011	2010	2011		2010	2011	2010
Interest rate swap agreements	$—	$(33.1)	$(2.8	)(1)	$(38.6)	$—	$25.9

Total	$—	$(33.1)	$(2.8)		$(38.6)	$—	$25.9

(1)	The Company reclassified realized losses of $2.8 million from AOCI to net loss, or $1.9 million net of tax as reflected in the consolidated statement of shareholders' deficit.

There was no balance remaining in AOCI related to the Company's interest rate swap agreements as of June 30, 2011. The Company had no derivative instruments with credit-risk-related contingent features that were in a liability position as of June 30, 2011.

8.	Derivative Instruments and Hedging Activities

Risk Management Objective of Using Derivatives

The Company is exposed to interest rate risk associated with fluctuations in the interest rates on its floating-rate debt. In order to manage the risk associated with changes in interest rates on borrowings under the Term Loan, the Company has entered into interest rate derivative agreements to hedge a portion of the cash flows associated with the Term Loan.

Hedges of Interest Rate Risk

The Company's objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate fluctuations. To accomplish these objectives, the Company primarily uses interest rate caps and swaps as part of its interest rate risk management strategy. Interest rate caps involve the receipt of floating-rate amounts from a counterparty if interest rates rise above the strike rate on the contract in exchange for an up-front premium. Interest rate swaps involve the receipt of floating-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount.

Interest Rate Cap Agreements

In April 2010, the Company entered into four forward-starting interest rate cap agreements with a combined  $1,100.0 million notional amount. Under these agreements, the Company made premium payments totaling  $5.9 million to the counterparties in exchange for the right to receive payments from them of the amount, if any, by which three-month LIBOR exceeds 3.5% during the agreement period. The cap agreements are effective from January 14, 2011 through January 14, 2013.

These cap agreements have not been designated as cash flow hedges of interest rate risk for GAAP accounting purposes. Instead, the interest rate cap agreements are recorded at fair value on the Company's consolidated balance sheet each period, with changes in fair value recorded directly to interest expense, net on the Company's consolidated statements of operations.

Interest Rate Swap Agreements

As of December 31, 2010, the Company had two outstanding interest rate swap agreements with a combined  $2,000.0 million notional amount.

On October 24, 2007, the Company entered into an interest rate swap agreement with a total notional value of  $1,500.0 million to hedge a portion of the cash flows associated with the Term Loan. Under the terms of this interest rate swap agreement, a quarterly net settlement was made for the difference between the fixed rate of 4.37% per annum and the variable rate based upon the three-month LIBOR on the notional amount of the interest rate swap. On April 28, 2009, the Company and its counterparty amended this interest rate swap agreement to reduce the fixed-rate the Company pays on the notional amount to 4.155% per annum from 4.37% per annum and change the floating-rate reference on payments it receives to one-month LIBOR from three-month LIBOR. These changes were effective as of July 14, 2009. The Company elected to change the interest rate index on the corresponding portion of the Term Loan to one-month LIBOR effective July 14, 2009. The termination date of the interest rate swap agreement was January 14, 2011.

On November 27, 2007, the Company entered into a second interest rate swap agreement to hedge the then remaining cash flows associated with the Term Loan. The notional value of this agreement was  $700.0 million from November 27, 2007 to January 13, 2010 and was reduced to  $500.0 million from January 14, 2010 to January 14, 2011. Under the terms of this interest rate swap agreement, a monthly net settlement is made for the difference between the fixed rate of 3.9125% per annum and the variable rate based on the one-month LIBOR on the notional amount of the interest rate swap. This interest rate swap agreement terminated on January 14, 2011.

For the Company's interest rate swaps designated as cash flow hedges of interest rate risk for GAAP accounting purposes, the effective portion of the changes in fair value of the swaps is initially recorded as a component of accumulated other comprehensive loss in the Company's consolidated balance sheets and is subsequently reclassified into interest expense, net in the Company's consolidated statements of operations in the period that the hedged forecasted transaction affects earnings. The ineffective portion of the change in fair value of the swaps is recognized directly in earnings. For the Company's interest rate swap not designated as a cash flow hedge of interest rate risk, changes in fair value of the swap are recorded directly to interest expense, net in the Company's consolidated statements of operations.

Both of the Company's interest rate swaps were initially designated as cash flow hedges. However, as a result of the amendment to the  $1,500.0 million interest rate swap agreement described above, the Company prospectively discontinued the hedge accounting on the original interest rate swap agreement. Simultaneously, the Company designated the amended interest rate swap agreement into a new cash flow hedging relationship. On December 17, 2010, the Company discontinued the hedge accounting on the amended  $1,500.0 million interest rate swap agreement as a result of the Term Loan amendment as described in Note 7. The Company continues to report the net loss related to the discontinued cash flow hedges in accumulated other comprehensive loss, which is being reclassified into earnings during the remaining contractual term of the agreement on a straight-line basis. The amount of the loss reclassified into earnings during the year ended December 31, 2010 was  $38.2 million.

Due to the off-market nature of the re-designated interest rate swap at the date of designation, the Company experienced greater volatility in interest expense due to ineffectiveness that was recognized directly in earnings during the year ended December 31, 2010.

The Company utilizes the hypothetical derivative method to measure hedge ineffectiveness each period. This method compares the cumulative change in fair value of the actual swap to the cumulative change in fair value of a hypothetical swap which has a fair value of zero at designation and has terms that identically match the critical terms of the hedged transaction. Thus, the hypothetical swap is presumed to perfectly offset the hedged cash flows. Upon designation of the amended interest rate swap agreement into a new cash flow hedging relationship, the Company established the terms of the hypothetical swap, which included the application of a fixed rate that resulted in a fair value of zero at inception. The fair value of the actual swap was a liability of  $65.0 million at inception, as the fixed rate of 4.155% per annum of the actual swap exceeded market rates at the time of designation. In addition, the notional amount of the amended interest rate swap of  $1,500.0 million did not identically match the outstanding balance of the hedged debt used in the valuation of the hypothetical swap, due to the March 2009  $4.5 million mandatory prepayment under the Term Loan excess cash flow provision and the subsequent required quarterly principal payments beginning in September 2009. These differences in terms between the actual swap and the hypothetical swap were significant sources of ineffectiveness over the remaining term of the amended interest rate swap agreement. Ineffectiveness occurs when the cumulative change in fair value of the actual swap exceeds the cumulative change in fair value of the hypothetical swap. During the Company's measurement of hedge ineffectiveness on the amended  $1,500.0 million swap in 2010, the Company identified that the cumulative change in fair value of the actual swap exceeded the cumulative change in fair value of the hypothetical swap for the first time since designation of the amended interest rate swap agreement into a new cash flow hedging relationship. As a result, the Company recognized non-cash gains due to hedge ineffectiveness for the cumulative change in fair value of the swap from the date of designation through de-designation on December 17, 2010. The amount of non-cash gains recognized into earnings during the year ended December 31, 2010 was  $62.2 million.

The fair values of the interest rate cap and swap agreements are estimated as described in Note 9 and reflected as assets or liabilities in the balance sheet. At December 31, 2010 and 2009, the fair value carrying amount of the Company's interest rate derivatives was recorded as follows:

(in millions)	Balance Sheet Location	Derivative Assets		Derivative Liabilities
		December 31,		December 31,
		2010	2009	2010	2009
Derivatives not designated as hedging instruments
Interest rate cap agreements	Fair value of interest rate cap agreements	$1.2	$—	$—	$—
Interest rate swap agreements	Fair value of interest rate swap agreements	$—	$—	$2.1	$—

Derivatives designated as hedging instruments
Interest rate swap agreements	Fair value of interest rate swap agreements	$—	$—	$0.7	$70.6

The effect of derivative instruments on the consolidated statements of operations for the years ended December 31, 2010, 2009 and 2008 was as follows:

Derivatives not designated as hedging instruments

(in millions)	Amount of Loss Recognized in Interest Expense, net
	2010		2009	2008
Interest rate cap agreements	$(4.7)		$—	$—

Total	$(4.7)		$—	$—

Derivatives designated as hedging instruments

(in millions)	Amount of Loss Recognized in OCI (Effective Portion)
	2010		2009	2008
Interest rate swap agreements	$(35.7	)(1)	$(21.6)	$(89.3)

Total	$(35.7)		$(21.6)	$(89.3)

	Amount of Loss Reclassified from AOCI into Interest Expense, net (Effective Portion)
	2010		2009	2008
Interest rate swap agreements	$(77.3	)(2)	$(74.5)	$(18.6)

Total	$(77.3)		$(74.5)	$(18.6)

	Amount of Gain (Loss) Recognized in Interest Expense, net (Ineffective Portion)
	2010		2009	2008
Interest rate swap agreements	$25.8	(3)	$(28.7)	$—

Total	$25.8		$(28.7)	$—

(1)

The Company recorded changes in unrealized losses of  $35.7 million in AOCI. A net amount of  $32.1 million was reflected in the consolidated statement of shareholders' (deficit) equity, primarily due to a deferred tax adjustment of  $3.8 million applied to a portion of this amount.

(2)	The Company reclassified realized losses of $77.3 million from AOCI to net loss, or $47.3 million net of tax as reflected in the consolidated statement of shareholders' (deficit) equity.
(3)

The Company recorded a net, non-cash gain of  $25.8 million in earnings, primarily comprised of the  $62.2 million gain representing the cumulative change in the fair value of the amended swap, partially offset by the  $38.2 million of loss reclassified to earnings related to the discontinued and de-designated swaps.

Amounts reported in AOCI related to the Company's interest rate swap agreements will be reclassified to interest expense as interest payments are made on the Company's floating-rate debt. The Company will reclassify  $2.8 million of deferred losses from AOCI to interest expense through maturity of the swaps in January 2011.

Credit-risk-related Contingent Features

Each of the two interest rate swap agreements provides that the Company could be declared in default on its derivative obligations if repayment of the underlying indebtedness is accelerated by the lender due to the Company's default under the agreement evidencing the indebtedness.

As of December 31, 2010, the fair value of derivatives in a net liability position, which includes accrued interest but excludes any adjustment for nonperformance risk, was  $6.6 million. If the Company had breached the agreements described above at December 31, 2010, it could have been required to settle its obligations under the agreements at their termination value of  $6.6 million.

The interest rate swap agreements are considered secured obligations under the Revolving Loan agreement and are secured by the assets that serve as collateral for the Revolving Loan (see Note 7).

Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Fair Value Measurements
Fair Value Measurements
6.	Fair Value Measurements

Fair value is defined under GAAP as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value hierarchy has been established for valuation inputs to prioritize the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are:

Level 1 – inputs are based on unadjusted quoted prices for identical instruments traded in active markets.

Level 2 – inputs are based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models and similar techniques.

The fair value of financial assets measured on a recurring basis as of June 30, 2011 was as follows:

(in millions)
	Level 1	Level 2	Level 3	Total
Interest rate cap agreements	$—	$2.4	$—	$2.4

The fair value of the Company's interest rate caps, as described in Note 5, is classified as Level 2 in the hierarchy. The valuation of the cap agreements is derived by using a discounted cash flow analysis on the expected cash receipts that would occur if variable interest rates rise above the strike rate of the caps. This analysis reflects the contractual terms of the cap agreements, including the period to maturity, and uses observable market-based inputs, including LIBOR curves and implied volatilities. The Company also incorporates credit valuation adjustments to appropriately reflect the respective counterparty's nonperformance risk in the fair value measurements. The counterparty credit spreads are based on publicly available credit information obtained from a third party credit data provider.

9.	Fair Value Measurements

Fair value is defined under GAAP as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value hierarchy has been established for valuation inputs to prioritize the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are:

Level 1 – inputs are based on unadjusted quoted prices for identical instruments traded in active markets.

Level 2 – inputs are based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models and similar techniques.

Financial assets and liabilities carried at fair value as of December 31, 2010 were as follows:

(in millions)
	Level 1	Level 2	Level 3	Total
Assets:
Interest rate cap agreements	$—	$1.2	$—	$1.2

Liabilities:
Interest rate swap agreements	$—	$2.8	$—	$2.8

The fair value of the Company's interest rate caps, as described in Note 8, is classified as Level 2 in the hierarchy. The valuation of the cap agreements is derived by using a discounted cash flow analysis on the expected cash receipts that would occur if variable interest rates rise above the strike rate of the caps. This analysis reflects the contractual terms of the cap agreements, including the period to maturity, and uses observable market-based inputs, including LIBOR curves and implied volatilities. The Company also incorporates credit valuation adjustments to appropriately reflect the respective counterparty's nonperformance risk in the fair value measurements. The counterparty credit spreads are based on publicly available credit information obtained from a third party credit data provider.

The fair value of the Company's interest rate swaps, as described in Note 8, is classified as Level 2 in the hierarchy. The valuation of the swap agreements is derived by using a discounted cash flow analysis on the expected cash flows of each swap. This analysis reflects the contractual terms of the swap agreements, including the period to maturity, and uses observable market-based inputs, including LIBOR curves. The Company also incorporates credit valuation adjustments to adjust for non-performance risk for both the Company and counterparty in fair value measurements. To reflect the two-way risk exposure, the counterparty's credit spread is applied to the Company's exposure to the counterparty, and the Company's own credit spread is applied to the counterparty's exposure to the Company, and the net credit valuation adjustment is reflected in the Company's swap agreement valuations. The counterparty credit spreads are based on publicly available credit information obtained from a third-party credit data provider. The inputs utilized for the Company's own credit spread are based on unobservable estimates. In adjusting the fair value of the Company's swap agreements for the effect of nonperformance risk, the Company has considered the impact of netting and any applicable credit enhancements, such as collateral postings, thresholds, mutual puts and guarantees. The Company believes that the observable inputs utilized in the valuation are more significant than the unobservable inputs, and as such, the Company has categorized the value of its swap agreements as Level 2 in the hierarchy.

Goodwill is measured at fair value on a non-recurring basis. The Company performed an interim evaluation of goodwill as of June 1, 2009. As a result, the Company adjusted goodwill to its implied fair value of  $2,206.3 million by recording an impairment charge of  $235.0 million. The fair value of goodwill as of June 1, 2009 was as follows:

(in millions)
	Level 1	Level 2	Level 3	Total
Goodwill	$—	$—	$2,206.3	$2,206.3

See Note 4 for more information on the Company's goodwill impairment evaluation.

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Income Taxes
Income Taxes
7.	Income Taxes

The Company's effective tax rate was 30.8% and 34.8% for the six months ended June 30, 2011 and 2010, respectively. The effective tax rate for the six months ended June 30, 2011 was impacted by an increase in the deferred tax rate as a result of state tax law changes enacted during this period.

GAAP provides guidance regarding the recognition, measurement, presentation and disclosure in the financial statements of tax positions taken or expected to be taken on a tax return. The Company had no unrecognized tax benefits at June 30, 2011 and December 31, 2010.

In the ordinary course, the Company is subject to review by domestic and foreign taxing authorities, including the Internal Revenue Service ("IRS"). The IRS has contacted the Company and has indicated that it will begin an audit of 2008 through 2010 during the third quarter of 2011. The Company is no longer subject to examination by the IRS for tax years prior to 2008. In addition, the Company is generally no longer subject to state and local or foreign income tax examinations by taxing authorities for tax years prior to 2005. Various state and local taxing authorities are in the process of auditing income tax returns of the Company and its subsidiaries. The Company does not anticipate that any adjustments from the audits would have a material impact on its consolidated financial position, results of operations or cash flows.

For tax purposes, the Company was deemed to have paid a redemption premium in connection with the amendment to the Term Loan in December 2010 that, in addition to certain expenses, is deductible in determining taxable income. As a result, the Company incurred a net operating loss for tax purposes that is expected to result in  $53.2 million of refunds in 2011 of previously paid income taxes. As of June 30, 2011, the Company had received refunds totaling  $37.5 million of this amount.

10.	Income Taxes

Income (loss) before income taxes was taxed under the following jurisdictions:

(in millions)	December 31,
	2010	2009	2008
Domestic	$(48.8)	$(468.2)	$(1,783.7)
Foreign	11.8	7.0	6.5

Total	$(37.0)	$(461.2)	$(1,777.2)

Components of the income tax (benefit) expense consist of:

(in millions)	December 31,
	2010	2009	2008
Current:
Federal	$(10.6)	$(7.3)	$17.0
State	4.3	12.8	8.4
Foreign	2.8	1.1	2.4

Total current	(3.5)	6.6	27.8

Deferred:
Domestic	(3.5)	(94.0)	(39.4)
Foreign	(0.8)	(0.4)	(0.4)

Total deferred	(4.3)	(94.4)	(39.9)

Income tax benefit	$(7.8)	$(87.8)	$(12.1)

The reconciliation between the statutory tax rate expressed as a percentage of loss before income taxes and the effective tax rate is as follows:

(dollars in millions)	December 31,
	2010		2009		2008
Statutory federal income tax rate	$(13.0)	35.0%	$(161.4)	35.0%	$(622.0)	35.0%
State taxes, net of federal effect	1.8	(5.0)	(11.6)	2.5	7.1	(0.4)
Equity-based compensation	3.9	(10.4)	3.1	(0.7)	3.6	(0.2)
Goodwill impairment	—	—	84.6	(18.3)	599.2	(33.7)
Other	(0.5)	1.5	(2.5)	0.5	—	—

Effective tax rate	$(7.8)	21.1%	$(87.8)	19.0%	$(12.1)	0.7%

The tax effect of temporary differences that give rise to the net deferred income tax liability is presented below:

(in millions)	December 31,
	2010	2009
Deferred Tax Assets:
Deferred interest	$75.3	$165.0
Federal and State net operating loss ("NOL") and State credit carryforwards, net	45.7	6.0
Charitable contribution carryforward	9.9	9.5
Payroll and benefits	8.8	6.1
Deferred financing costs	6.5	12.1
Equity compensation plans	6.1	6.0
Trade credits	4.9	5.7
Unrealized losses on interest rate swap agreements	3.7	27.3
Accounts receivable	3.6	3.8
Other	9.6	10.6

Total deferred tax assets	174.1	252.1

Deferred Tax Liabilities:
Software and intangibles	676.9	736.0
Deferred income	146.2	145.1
Property and equipment	18.9	19.0
Other	8.7	6.7

Total deferred tax liabilities	850.7	906.8

Deferred tax asset valuation allowance	0.9	—

Net deferred tax liability	$677.5	$654.7

The Company has federal and state income tax NOL carryforwards of  $26.7 million and  $13.8 million, respectively, which will expire at various dates from 2013 through 2031. The Company also has a federal tax credit of  $1.1 million which has an indefinite life and state tax credit carryforwards of  $4.1 million, which expire at various dates from 2012 through 2015.

A valuation allowance of  $0.9 million has been recorded for certain state tax credits carryforwards for which the Company does not believe, on a more likely than not basis, will be realized.

The Company has not provided for U.S. federal income taxes or tax benefits on the undistributed earnings of its international subsidiary because such earnings are reinvested, and it is currently intended that they will continue to be reinvested indefinitely. At December 31, 2010, the Company has not provided for federal income taxes on earnings of approximately  $26 million from its international subsidiary.

GAAP provides guidance regarding the recognition, measurement, presentation and disclosure in the financial statements of tax positions taken or expected to be taken on a tax return. The Company reevaluated its filing position related to certain unrecognized tax benefits, and as a result of this change, will incur additional tax liability resulting in the elimination of the liability for unrecognized tax benefits. As such, the Company has no unrecognized tax benefits at December 31, 2010.

The Company was deemed, for tax purposes, to have paid a redemption premium in connection with the December 2010 Term Loan amendment that, in addition to certain expenses, is deductible in determining taxable income. As a result, the Company incurred a net operating loss for tax purposes that is expected to result in  $54 million of refunds in 2011 of previously paid income taxes. This  $54 million is included in miscellaneous receivables in the Company's balance sheet as of December 31, 2010.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in millions)	2010	2009	2008
Balance as of January 1	$11.3	$4.8	$—
Additions for tax positions related to current year	—	11.3	0.2
Additions for tax positions with respect to prior years	—	0.3	4.6
Reductions for tax positions with respect to prior years	(11.3)	(3.8)	—
Reductions for tax positions as a result of:
Settlements	—	(1.3)	—
Lapse of statute of limitations	—	—	—

Balance as of December 31	$—	$11.3	$4.8

In the ordinary course, the Company is subject to review by domestic and foreign taxing authorities, including the IRS. In general, the Company is no longer subject to examination by the Internal Revenue Service ("IRS") for tax years prior to 2008. In addition, the Company is generally no longer subject to state and local or foreign income tax examinations by taxing authorities for tax years prior to 2004. Various taxing authorities are in the process of auditing income tax returns of the Company and its subsidiaries. The Company does not anticipate that any adjustments from the audits would have a material impact on its consolidated financial position, results of operations or cash flows.

The Company accrues net interest and penalties related to unrecognized tax benefits in income tax expense in its consolidated statements of operations. For the years ended December 31, 2010 and 2009, the Company had no liability recorded for the payment of interest and penalties on unrecognized tax benefits and did not recognize any such interest and penalty expense.

CDW Holdings LLC Equity	12 Months Ended
Dec. 31, 2010
CDW Holdings LLC Equity
CDW Holdings LLC Equity
11.	CDW Holdings LLC Equity

The CDW Holdings LLC's Board of Managers adopted the CDW Holdings LLC 2007 Incentive Equity Plan (the "Plan") for coworkers, managers, consultants and advisors of the Company and its subsidiaries. The Plan permits a committee designated by the Board of Managers of CDW Holdings LLC (the "Committee") to grant or sell to any participant Class A Common Units or Class B Common Units of CDW Holdings LLC in such quantity, at such price, on such terms and subject to such conditions that are consistent with the Plan and as established by the Committee. The rights and obligations of CDW Holdings LLC and the holders of its Class A Common Units and Class B Common Units are generally set forth in the CDW Holdings LLC limited liability company agreement, the CDW Holdings LLC unitholders agreement, and the individual Class A Common Unit and Class B Common Unit purchase/grant agreements entered into with the respective unitholders.

On the closing date of the Acquisition ("the Closing Date"), certain eligible Management Investors purchased 44,028 Class A Common Units and acquired 8,578 Deferred Units. The remaining 2,089,295 Class A Common Units were purchased by the equity sponsors and certain other co-investors. The Class A Common Units are not subject to vesting. CDW Holdings LLC and the equity sponsors have the right, but not the obligation, to repurchase Class A Common Units from Management Investors in certain circumstances. In addition, certain Management Investors have the right to require CDW Holdings LLC to repurchase limited amounts of Class A Common Units in the event of death or disability.

Deferred Units were acquired on the Closing Date by eligible Management Investors in exchange for foregoing amounts that would have been payable under previously existing compensation plans. On the Closing Date, participants made an election to settle their Deferred Units in three or five years. Earlier settlement would occur in the event of a sale of the Company or termination of employment. Settlement is made through the issuance of CDW Holdings LLC Class A Common Units, Parent Class A Common Shares, or cash.

During the years ended December 31, 2010, 2009 and 2008, 3,481.17, 3,982.22 and 143.94 Deferred Units were converted to CDW Holdings LLC Class A Common Units, respectively.

Equity-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Equity-Based Compensation
Equity-Based Compensation
8.	Equity-Based Compensation

The Company recognized  $4.1 million in equity-based compensation expense for both the three months ended June 30, 2011 and 2010, and  $8.1 million and  $8.4 million in equity-based compensation expense for the six months ended June 30, 2011 and 2010, respectively.

The following table sets forth the summary of equity plan activity for the six months ended June 30, 2011:

Equity Awards	Class B Common Units (1)	MPK Plan Units (1) (2)
Outstanding at January 1, 2011	191,651	74,826
Granted	7,069	—
Forfeited	(1,897)	(1,690	)(3)
Repurchased/Settled	(458)	(462	)(4)

Outstanding at June 30, 2011	196,365	72,674

Vested at June 30, 2011	56,166	208	(5)

(1)

The weighted-average grant date fair market value for Class B Common Units granted during the period is  $145.47. The weighted-average grant date fair market value for outstanding Class B Common Units is  $288.43. The weighted-average grant date fair market value for outstanding MPK Plan Units is  $1,000.

(2)	Represents units notionally credited to participants accounts.
(3)

The Company contributes the units represented by the awards forfeited under the plan (or their equivalent value) to a charitable foundation. The contribution is generally made in the quarter following that in which the units are forfeited. As of June 30, 2011, the Company owes a contribution for 697 units.

(4)

Represents Class B Common Units that were repurchased by the Company from former participants and the settlement of vested MPK Plan Units through the issuance of Class A Common Units in exchange for the vested MPK Plan Units.

(5)	Represents units that have vested but not yet converted to Class A Common Units.

As of June 30, 2011, there was  $50.2 million of total unrecognized compensation cost related to nonvested equity-based compensation awards granted under the Company's plans. That anticipated cost is expected to be recognized over the weighted-average period of 4.8 years.

12.	Equity-Based Compensation

Equity-Based Compensation Plan Descriptions

CDW has established certain equity-based compensation plans for the benefit of the Company's coworkers and senior management.

Class B Common Units

As described in Note 11, the CDW Holdings LLC's Board of Managers adopted the Plan pursuant to which CDW makes grants of Class B Common Units to senior management. The Plan limits the number of Class B Common Units that can be sold or granted to 250,000 units. As of December 31, 2010, 191,651 Class B Common Units had been granted and were outstanding.

The Class B Common Units that were granted vest daily on a pro rata basis between the date of grant and the fifth anniversary thereof and are subject to repurchase by, with respect to vested units, or forfeiture to, with respect to unvested units, the Company upon the coworkers separation from service as set forth in each holder's Class B Common Unit Grant Agreement.

Subject to certain limitations, immediately prior to a sale of the Company (as defined in each holder's Class B Common Unit Grant Agreement), all unvested Class B Common Units shall immediately vest and become vested Class B Common Units, if the unit holder was continuously employed or providing services to the Company or its subsidiaries as of such date.

In the first quarter of 2010, the Board of Managers made certain changes to the CDW Holdings Limited Liability Company Agreement ("LLC Agreement"). The restated LLC Agreement was revised largely to eliminate the capital preference on the Class A Common Units in connection with the reduction of the participation threshold for certain outstanding Class B Common Units to  $0.01 from  $1,000. The modification of outstanding Class B Common Units was effective March 10, 2010. Under the revised Class B Common Unit agreement, the units vest daily on a pro rata basis commencing January 1, 2010 and continuing through December 31, 2014. As part of the modification, vesting was reset on those units that previously had vested, subjecting them to a new five-year vesting period. There were 140,428 Class B Common Units modified that were held by 101 coworkers. The total incremental compensation cost resulting from the modification of  $8.4 million, or  $60.00 per unit, will be amortized over the new vesting period. The  $60.00 per unit modification cost was determined as a difference in value of the modified Class B Common Units ( $120.00) and the value of the Class B Common Units immediately prior to the modification ( $60.00). The Company adopted a bifurcated method of accounting for the modification whereby the compensation cost associated with the original grant of the modified units will continue to be expensed over the original vesting period.

MPK II Units

The Company agreed with Michael P. Krasny, CDW Corporation founder and former chairman and CEO, to establish the MPK Coworker Incentive Plan II (the "MPK Plan") for the benefit of all of the coworkers of the Company other than members of senior management that received incentive equity awards under the Plan on October 15, 2007.

The MPK Plan consists of a cash award component, and in the case of coworkers hired on or prior to January 1, 2007, a long-term incentive award component. The cash award component, an expense of CDW Corporation prior to the Acquisition, entitled each participant to a one-time cash bonus payment, which was paid in December 2007. The long-term incentive award component establishes an "account" for each eligible participant which was notionally credited with a number of Class A Common Units of CDW Holdings LLC on October 15, 2007, the day the plan was established. As of December 31, 2010, there were 74,826 notional units granted and outstanding under the MPK Plan.

The notional units credited to a participants' account are unvested and subject to forfeiture as set forth in the MPK Plan. Participants become fully vested on the earlier of (1) the date which is three months following the 10th anniversary of the effective date of the MPK Plan, and (2) the later of the date such participant attains age 62 and the date such participant has reached 10 years of service with the Company and its subsidiaries. Participants will also become fully vested upon termination of employment due to death or disability (as defined in the MPK Plan). Vesting can be accelerated upon certain events including a sale of the Company or an initial public offering, each as defined in the MPK Plan.

The Company has agreed with Mr. Krasny to contribute the fair market value of all awards that are forfeited under the MPK Plan to a charitable foundation. The Company has also agreed to contribute to the charitable foundation an amount equal to the tax benefits the Company derives in connection with settlements/payouts to participants under the MPK Plan. These contributions may be made, in the form of, at the Company's election, cash or equity interests of CDW Holdings LLC or the Company or, in the case of the tax benefit payment, a subordinated promissory note of the Company in the event a cash payment is prohibited under a financing agreement.

Valuation and Expense Information

The Company has attributed the value of equity-based compensation awards to the various periods during which the recipient must perform services in order to vest in the award using the straight-line method.

The grant date fair value of Class B Common Unit grants is calculated using the Option-Pricing Method. This method considers Class A Common Units and Class B Common Units as call options on the total shareholders' equity value, giving consideration to liquidation preference and conversion of the preferred units. Such Class A Common Units and Class B Common Units are modeled as call options that give their owners the right, but not the obligation, to buy the underlying shareholders' equity value at a predetermined (or exercise) price. Class B Common Units are considered to be call options with a claim on shareholders' equity value at an exercise price equal to the remaining value immediately after the Class A Common Units are liquidated. The Option-Pricing Method is highly sensitive to key assumptions, such as the volatility assumption. As such, the use of this method can be applied when the range of possible future outcomes is difficult to predict. This model was adopted because the Monte Carlo stock price model that was previously used was not effective and no longer appropriate given the modifications made to the Class A Common Units and Class B Common Units and the Company's capital structure.

The following table summarizes the assumptions and resulting fair value of the Class B Common Unit grants for the years ended December 31, 2010 and 2009:

	Year Ended December 31,
Assumptions	2010	2009
Weighted-Average Grant Date Fair Value	$130.45	$295.75
Weighted-Average Volatility	97.86%	28.13%
Weighted-Average Risk-Free Rate	2.32%	4.42%
Dividend Yield	$0.00	$0.00

The Company calculated the expected future volatility based upon the average five-year volatility and the implied volatility for the Company's selected peer group, adjusted for the Company's leverage.

The risk-free interest rate of return used is based on the five-year U.S. Treasury rate. The Company does not currently pay a dividend nor anticipates paying a dividend in the future; therefore, the dividend yield is 0.00%.

Notional units granted under the MPK Plan were valued at  $1,000 per unit, the fair value equivalent of the Class A Common Units at the time the awards were granted.

The following table sets forth the summary of equity plan activity for the year ended December 31, 2010:

Equity Awards	Class B Common Units (1)	MPK Plan Units (1) (2)
Outstanding at January 1, 2010	146,841	80,367

Granted	53,949	—
Forfeited	(7,487)	(5,260	)(3)
Repurchased/Settled	(1,651)	(281	)(4)

Outstanding at December 31, 2010	191,651	74,826

Vested at December 31, 2010	37,338	462	(5)

(1)

The weighted-average grant date fair market value for Class B Common Units granted during the period ended December 31, 2010 is  $130.45. The weighted-average grant date fair market value for outstanding Class B Common Units inclusive of the  $60.00 per unit impact of the March 2010 modification is  $292.88. The weighted-average grant date fair market value for outstanding MPK Plan Units is  $1,000.

(2)	Represents units notionally credited to participants accounts.
(3)

The Company contributes the fair market value of awards forfeited under the plan to a charitable foundation. The contribution is generally made in the quarter following that in which the units are forfeited. As of December 31, 2010, the Company owed a contribution for 863 units.

(4)

Represents Class B Common Units that were repurchased by the Company from former participants and the settlement of vested MPK Plan Units through the issuance of Class A Common Units in exchange for the vested MPK Plan Units.

(5)	Represents MPK Plan units that have vested but not yet converted to Class A Common Units.

As of December 31, 2010, the Company estimated there was  $56.7 million of total unrecognized compensation cost related to nonvested equity-based compensation awards granted under the equity plans. That anticipated cost is expected to be recognized over the weighted-average period of 5 years.

The Company's net loss includes  $11.5 million,  $15.9 million and  $17.8 million of compensation cost and  $0.1 million,  $2.6 million and  $2.8 million of income tax benefits related to the Company's equity-based compensation arrangements for the years ended December 31, 2010, 2009 and 2008, respectively. No portion of equity-based compensation was capitalized.

For the year ended December 31, 2010:

•	There was no intrinsic value attributed to the Class B Common Units and the MPK Plan Units that were repurchased/settled.

•	There was no tax benefit realized from the settlement of MPK Plan Units.

Deferred Compensation Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Deferred Compensation Plan
Deferred Compensation Plan
9.	Deferred Compensation Plan

In connection with the Company's purchase of  $28.5 million of the principal amount of senior subordinated debt as described in Note 4, on March 10, 2010, the Company established the Restricted Debt Unit Plan (the "RDU Plan"), an unfunded nonqualified deferred compensation plan. Participants in the RDU Plan were granted Restricted Debt Units ("RDUs") that entitle the participant to a proportionate share of payments under the RDU Plan, determined by dividing the number of RDUs held by the participant by the total number of RDUs outstanding. The total number of RDUs that can be granted under the RDU Plan is 28,500. As of June 30, 2011, 24,974 RDUs had been granted to participants.

RDUs that are outstanding as of June 30, 2011 vest daily on a pro rata basis over the three-year period commencing January 1, 2012 through December 31, 2014. Vesting ceases upon separation from service except in certain conditions as set forth in the RDU Plan. All outstanding RDUs become vested immediately prior to a sale of the Company. Upon completion of the vesting period, December 31, 2014, or earlier in the case of a sale of the Company, any unallocated RDUs will be allocated to participants on a pro rata basis according to each participant's total RDUs.

The total amount of compensation available to be paid under the RDU Plan is based on two components, a principal component and an interest component. The principal component credits the RDU Plan with an amount equal to the  $28.5 million of the principal amount of senior subordinated debt. Payment of the principal component of the RDU Plan will be made on October 12, 2017, unless accelerated due to a sale of the Company. By December 31, 2014, amounts accrued under the RDU Plan are expected to equal the present value of future principal payments, plus any unpaid accrued interest thereon. The interest component credits the RDU Plan with amounts equal to the interest expense on  $28.5 million principal amount of senior subordinated debt from March 10, 2010 through October 12, 2017. Payment of the interest component for the period from March 10, 2010 through December 31, 2011 will be made in January 2012. The interest component for periods starting on January 1, 2012 and thereafter will be paid semiannually on April 15 and October 15. Payments under the RDU Plan may be impacted if certain significant events occur or circumstances change that would impact the financial condition or structure of the Company.

Compensation expense of  $2.0 million and  $1.9 million related to the RDU Plan was recognized in the three months ended June 30, 2011 and 2010, respectively, and compensation expense of  $4.0 million and  $3.2 million was recognized in the six months ended June 30, 2011 and 2010, respectively. As of June 30, 2011, total unrecognized compensation expense of approximately  $30.2 million related to the RDU Plan is expected to be recognized over the next 3.5 years.

13.	Deferred Compensation Plan

On March 10, 2010, in connection with the Company's purchase of  $28.5 million of the principal amount of its outstanding senior subordinated loans as described in Note 7, the Company established the Restricted Debt Unit Plan (the "RDU Plan"), an unfunded nonqualified deferred compensation plan. Participants in the RDU Plan were granted Restricted Debt Units ("RDUs") that entitle the participant to a proportionate share of payments under the RDU Plan, determined by dividing the number of RDUs held by the participant by the total number of RDUs outstanding. The total number of RDUs that can be granted under the RDU Plan is 28,500. As of December 31, 2010, 24,574 RDUs had been granted to participants.

RDUs that are outstanding as of December 31, 2010 vest daily on a pro rata basis over the three-year period commencing January 1, 2012 through December 31, 2014. Vesting ceases upon separation from service except in certain conditions as set forth in the RDU Plan. All outstanding RDUs become vested immediately prior to a sale of the Company. Upon completion of the vesting period, December 31, 2014, or earlier in the case of a sale of the Company, any unallocated RDUs will be allocated to participants on a pro rata basis according to each participant's total RDUs.

The total amount of compensation available to be paid under the RDU Plan is based on two components, a principal component and an interest component. The principal component credits the RDU Plan with an amount equal to the  $28.5 million face value of the Company's senior subordinated loans. Payment of the principal component of the RDU Plan will be made on October 12, 2017, unless accelerated due to a sale of the Company. By December 31, 2014, amounts accrued under the RDU Plan are expected to equal the present value of future principal payments, plus any unpaid accrued interest thereon. The interest component credits the RDU Plan with amounts equal to the interest expense on  $28.5 million principal of the senior subordinated loans from March 10, 2010 through October 12, 2017. Payment of the interest component for the period from March 10, 2010 through December 31, 2011 will be made in January 2012. The interest component for periods starting on January 1, 2012 and thereafter will be paid semiannually on April 15 and October 15. Payments under the RDU Plan may be impacted if certain significant events occur or circumstances change that would impact the financial condition or structure of the Company.

Compensation expense of  $7.1 million related to the RDU Plan was recognized in the year ended December 31, 2010. As of December 31, 2010, total unrecognized compensation expense of approximately  $34.2 million related to the RDU Plan is expected to be recognized over the next 4.0 years.

Profit Sharing And 401(K) Plan	12 Months Ended
Dec. 31, 2010
Profit Sharing And 401(K) Plan
Profit Sharing And 401(K) Plan
14.	Profit Sharing and 401(k) Plan

The Company has a profit sharing plan that includes a salary reduction feature established under the Internal Revenue Code Section 401(k) covering substantially all coworkers. Company contributions to the profit sharing plan are made in cash and determined at the discretion of the Board of Directors. For the year ended December 31, 2008, the amount charged to expense for this plan totaled  $11.9 million. Of this amount,  $8.0 million was reversed to income during the year ended December 31, 2009, as the payout of this amount was partially based upon certain financial objectives in 2009 that were not achieved. This reversal was partially offset by  $6.4 million of plan expense recorded in 2009, resulting in a net credit of  $1.6 million attributed to this plan during the year ended December 31, 2009. For the year ended December 31, 2010, the amount charged to expense for this plan totaled  $10.4 million.

Sale Of Assets	12 Months Ended
Dec. 31, 2010
Sale Of Assets
Sale Of Assets
15.	Sale of Assets

On March 31, 2009, the Company sold its Informacast software and equipment to Singlewire Software, LLC ("Singlewire"), a newly formed entity that includes as its owners former CDW senior management. The sale price was  $7.1 million, composed of a cash sale price of  $5.2 million and an equity interest in Singlewire valued at  $1.9 million. The equity interest constituted 25% of the equity units outstanding at the time of the transaction. The investment in Singlewire is accounted for under the equity method of accounting for investments, whereby the carrying amount of the investment is increased to reflect the Company's share of income and reduced to reflect the Company's share of losses or the dividends received by the Company.

The Company recorded a non-operating pre-tax gain on the sale of  $2.1 million in its consolidated statement of operations in the first quarter of 2009. In recording the transaction, the Company removed from its consolidated balance sheet as of March 31, 2009, goodwill attributable to the Informacast business ( $3.9 million) and the net book value of the Informacast software intangible asset ( $1.3 million).

Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Contingencies
Contingencies
10.	Contingencies

The Company is party to legal proceedings that arise from time to time in the ordinary course of its business, including various pending litigation matters. The Company is also subject to audit by federal, state and local authorities, by various customers, including government agencies, relating to sales under certain contracts and by vendors. In addition, from time to time, customers of the Company file voluntary petitions for reorganization or liquidation under the U.S. bankruptcy laws. In such cases, certain pre-petition payments received by the Company could be considered preference items and subject to return to the bankruptcy administrator.

The Company does not believe that any current audit or pending or threatened litigation will have a material adverse effect on its financial condition. Litigation and audits, however, involve uncertainties and it is possible that the eventual outcome of litigation or audits could adversely affect the Company's consolidated results of operations for a particular period.

16.	Contingencies

The Company is party to legal proceedings that arise from time to time in the ordinary course of its business, including various pending litigation matters. The Company is also subject to audit by federal, state and local authorities, by various customers, including government agencies, relating to sales under certain contracts and by vendors. In addition, from time to time, customers of the Company file voluntary petitions for reorganization or liquidation under the U.S. bankruptcy laws. In such cases, certain pre-petition payments received by the Company could be considered preference items and subject to return to the bankruptcy administrator.

The Company does not believe that any current audit or pending or threatened litigation will have a material adverse effect on its financial condition. Litigation and audits, however, involve uncertainties and it is possible that the eventual outcome of litigation or audits could adversely affect the Company's consolidated results of operations for a particular period.

The investment banks that were initial parties to the Company's amended and restated senior bridge loan agreement and amended and restated senior subordinated bridge loan agreement requested, in a letter to the Company dated April 18, 2008, that the Company issue long-term debt securities to refinance the bridge loans the Company issued under those agreements. The letter further requested that if the Company did not issue these long-term debt securities, additional interest accrue under those agreements at the same rates that would have been applicable to the long-term debt securities had they been issued on that date. If the banks were to pursue these claims, the Company believes that the maximum amount at issue would be approximately  $80.6 million. The Company does not believe that it was required to issue any long-term debt securities in 2008 and therefore does not believe that it owes any additional interest. Accordingly, the Company did not accrue any amount in respect thereof as of December 31, 2010 or for any prior periods.

Related Party Transactions	12 Months Ended
Dec. 31, 2010
Related Party Transactions
Related Party Transactions
17.	Related Party Transactions

The Company entered into a management services agreement with the equity sponsors pursuant to which they have agreed to provide it with management and consulting services and financial and other advisory services. Pursuant to such agreement, the equity sponsors receive an annual management fee of  $5.0 million and reimbursement of out-of-pocket expenses incurred in connection with the provision of such services. The management services agreement includes customary indemnification and provisions in favor of the equity sponsors.

Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Segment Information
Segment Information
11.	Segment Information

Segment information is presented in accordance with a "management approach," which designates the internal reporting used by the chief operating decision-maker for making decisions and assessing performance as the source of the Company's reportable segments. The Company's segments are organized in a manner consistent with which separate financial information is available and evaluated regularly by the chief operating decision-maker in deciding how to allocate resources and in assessing performance.

The Company has two reportable segments: Corporate, which is comprised primarily of business customers, and Public, which is comprised of government entities and education and healthcare institutions. The Company also has two other operating segments, CDW Advanced Services and Canada, which do not meet the reportable segment quantitative thresholds and, accordingly, are combined together as "Other."

The Company has centralized logistics and headquarters functions that provide services to the segments. The logistics function includes purchasing, distribution and fulfillment services to support both the Corporate and Public segments. As a result, costs and intercompany charges associated with the logistics function are fully allocated to both of these segments based on a percent of sales. The centralized headquarters function provides services in areas such as accounting, information technology, marketing, legal and coworker services. Headquarters' function costs that are not allocated to the segments are included under the heading of "Headquarters" in the tables below.

The Company allocates resources to and evaluates performance of its segments based on net sales, income (loss) from operations and Adjusted EBITDA. EBITDA is defined as earnings before interest, taxes, depreciation and amortization. Adjusted EBITDA, which is a measure defined in the Company's credit agreements, means EBITDA adjusted for certain items which are described in the reconciliation table below. Management evaluates the performance of each segment on the basis of Adjusted EBITDA as the primary metric for measuring segment profitability. Management believes that EBITDA and Adjusted EBITDA, both non-GAAP financial measures, represent a useful measure for evaluating the Company's performance because it reflects earnings trends without the impact of certain non-cash related expenses or income. However, the Company has concluded that income (loss) from operations is the more useful measure in terms of discussion of operating results as it is a GAAP measure.

Analysts, investors and rating agencies frequently use EBITDA for performance measurement purposes, but the Company's presentation of EBITDA is not necessarily comparable to other similarly titled measures because of potential inconsistencies in the method of calculation. EBITDA is not intended as an alternative to net income (loss) as an indicator of the Company's operating performance, or as an alternative to any other measure of performance calculated in conformity with GAAP. Segment information for total assets and capital expenditures is not presented as such information is not used in measuring segment performance or allocating resources between segments.

Selected Segment Financial Information

The following table presents information about the Company's segments for the three and six months ended June 30, 2011 and 2010:

(in millions)	Corporate	Public	Other	Headquarters	Total
Three Months Ended June 30, 2011:
Net sales	$1,338.4	$951.2	$122.5	$—	$2,412.1
Income (loss) from operations	87.7	61.0	4.4	(24.9)	128.2
Adjusted EBITDA	118.1	75.8	6.6	(13.0)	187.5
Amortization expense	(23.4)	(10.9)	(0.8)	(8.2)	(43.3)

Three Months Ended June 30, 2010:
Net sales	$1,193.4	$930.9	$99.0	$—	$2,223.3
Income (loss) from operations	66.5	55.1	3.9	(29.9)	95.6
Adjusted EBITDA	97.8	70.6	6.4	(15.7)	159.1
Amortization expense	(23.4)	(10.8)	(0.7)	(7.8)	(42.7)

Six Months Ended June 30, 2011:
Net sales	$2,617.7	$1,675.1	$248.9	$—	$4,541.7
Income (loss) from operations	166.0	98.1	8.0	(52.2)	219.9
Adjusted EBITDA	227.6	127.8	12.4	(24.8)	343.0
Amortization expense	(46.9)	(21.7)	(1.6)	(16.1)	(86.3)

Six Months Ended June 30, 2010:
Net sales	$2,310.1	$1,651.2	$196.1	$—	$4,157.4
Income (loss) from operations	125.4	89.2	7.0	(54.7)	166.9
Adjusted EBITDA	187.9	119.7	12.0	(27.3)	292.3
Amortization expense	(46.9)	(21.7)	(1.5)	(15.3)	(85.4)

The following table presents a reconciliation of total Adjusted EBITDA to total loss before income taxes for the three and six months ended June 30, 2011 and 2010:

(in millions)	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Adjusted EBITDA	$187.5	$159.1	$343.0	$292.3
Adjustments to reconcile Adjusted EBITDA to loss before income taxes:
Depreciation and amortization	(50.8)	(52.7)	(102.4)	(105.1)
Interest expense, net	(65.7)	(106.4)	(157.8)	(183.5)
Non-cash equity-based compensation	(4.1)	(4.1)	(8.1)	(8.4)
Sponsor fee	(1.3)	(1.3)	(2.5)	(2.5)
Consulting and debt-related professional fees	(0.1)	(2.9)	(4.1)	(5.6)
Net (loss) gain on extinguishments of long-term debt	(115.7)	—	(118.9)	9.2
Other adjustments (1)	(3.0)	(2.6)	(5.5)	(3.7)

Loss before income taxes	$(53.2)	$(10.9)	$(56.3)	$(7.3)

(1)	Other adjustments include certain severance and retention costs and equity investment losses.

18.	Segment Information

Segment information is presented in accordance with a "management approach," which designates the internal reporting used by management for making decisions and assessing performance as the source of the Company's reportable segments. The Company's segments are organized in a manner consistent with which separate financial information is available and evaluated regularly by the chief operating decision-maker in deciding how to allocate resources and in assessing performance.

The Company has two reportable segments: Corporate, which is comprised primarily of business customers, and Public, which is comprised of government entities and education and healthcare institutions. The Company also has two other operating segments, CDW Advanced Services and Canada, which do not meet the reportable segment quantitative thresholds and, accordingly, are combined together as "Other."

The Company has centralized logistics and headquarters functions that provide services to the segments. The logistics function includes purchasing, distribution and fulfillment services to support both the Corporate and Public segments, and costs and intercompany charges associated with the logistics function are fully allocated to both of these segments based on a percent of sales. The centralized headquarters function provides services in areas such as accounting, information technology, marketing, legal and coworker services. Headquarters' function costs that are not allocated to the segments are included under the heading of "Headquarters" in the tables below.

The accounting policies of the segments are the same as those described in Note 1. The Company allocates resources to and evaluates performance of its segments based on net sales, income (loss) from operations and Adjusted EBITDA. EBITDA is defined as earnings before interest, taxes, depreciation and amortization. Adjusted EBITDA, which is a measure defined in the Company's credit agreements, means EBITDA adjusted for certain items which are described in the reconciliation table below. Management evaluates the performance of each segment on the basis of Adjusted EBITDA as the primary metric for measuring segment profitability. Management believes that EBITDA and Adjusted EBITDA, both non-GAAP financial measures, represent a useful measure for evaluating the Company's performance because it reflects earnings trends without the impact of certain non-cash related expenses or income. However, the Company has concluded that income (loss) from operations is the more useful measure in terms of discussion of operating results as it is a GAAP measure.

Analysts, investors and rating agencies frequently use EBITDA for performance measurement purposes, but the Company's presentation of EBITDA is not necessarily comparable to other similarly titled measures because of potential inconsistencies in the method of calculation. EBITDA is not intended as an alternative to net income (loss) as an indicator of the Company's operating performance, or as an alternative to any other measure of performance calculated in conformity with GAAP. Segment information for total assets and capital expenditures is not presented as such information is not used in measuring segment performance or allocating resources between segments.

Selected Segment Financial Information

The following table presents information about the Company's segments for the years ended December 31, 2010, 2009 and 2008:

(in millions)	Corporate	Public	Other	Headquarters	Total

2010:
Net sales	$4,833.6	$3,560.6	$407.0	$—	$8,801.2
Income (loss) from operations	256.2	193.0	14.3	(110.8)	352.7
Adjusted EBITDA	378.1	252.5	23.7	(52.5)	601.8
Amortization expense	(93.9)	(43.4)	(3.1)	(30.7)	(171.1)

2009:
Net sales	$3,818.2	$3,035.5	$308.9	$—	$7,162.6
Income (loss) from operations	(56.7)	150.7	(23.2)	(102.7)	(31.9)
Adjusted EBITDA	280.7	213.4	14.8	(43.5)	465.4
Amortization expense	(93.9)	(43.4)	(3.1)	(31.8)	(172.2)

2008:
Net sales	$4,852.2	$2,894.7	$324.3	$—	$8,071.2
Income (loss) from operations	(1,104.2)	(216.4)	10.2	(76.7)	(1,387.1)
Adjusted EBITDA	381.1	198.6	21.8	(30.9)	570.6
Amortization expense	(93.4)	(45.5)	(6.4)	(30.6)	(175.9)

The following table presents a reconciliation of total Adjusted EBITDA to total loss before income taxes for the years ended December 31, 2010, 2009 and 2008:

(in millions)	Years Ended December 31,
	2010	2009	2008
Adjusted EBITDA	$601.8	$465.4	$570.6
Adjustments to reconcile Adjusted EBITDA to loss before income taxes:
Depreciation and amortization	(209.4)	(218.2)	(218.4)
Interest expense, net	(391.9)	(431.7)	(390.3)
Goodwill impairment	—	(241.8)	(1,712.0)
Non-cash equity-based compensation	(11.5)	(15.9)	(17.8)
Sponsor fee	(5.0)	(5.0)	(5.0)
Consulting and debt-related professional fees	(15.1)	(14.1)	(4.3)
Net gain on extinguishments of long-term debt	2.0	—	—
Other adjustments (1)	(7.9)	0.1	—

Loss before income taxes	$(37.0)	$(461.2)	$(1,777.2)

(1)

Other adjustments include certain severance and retention costs, equity investment gains and losses and the gain related to the sale of Informacast software and equipment in 2009, as described in Note 15.

Major Customers, Geographic Areas, and Product Mix

No single customer other than the federal government accounted for more than 10% of total net sales in 2010 and 2009. Net sales to the federal government in 2010 and 2009 were  $967.8 million, or 11.0% of total net sales, and  $902.6 million, or 12.6% of total net sales, respectively. No single customer accounted for more than 10% of total net sales during 2008. During 2010, 2009 and 2008, approximately 3% of the Company's total net sales were to customers outside of the U.S., primarily in Canada. As of December 31, 2010 and 2009, approximately 1% of the Company's long-lived assets were located outside of the U.S.

The following table presents net sales by major category for the years ended December 31, 2010, 2009 and 2008. Categories are based upon internal classifications. Amounts for the years ended December 31, 2009 and 2008 have been reclassified for certain changes in individual product classifications.

	Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008
	Dollars in Millions	Percentage of Net Sales	Dollars in Millions	Percentage of Net Sales	Dollars in Millions	Percentage of Net Sales

Hardware:
NetComm Products	$1,240.0	14.1%	$953.5	13.3%	$1,081.5	13.4%
Notebook/Mobile Devices	1,142.7	13.0	831.7	11.6	970.2	12.0
Data Storage/Drives	836.2	9.5	787.8	11.0	821.4	10.2
Other Hardware	3,703.9	42.1	3,029.0	42.3	3,499.0	43.4

Total Hardware	$6,922.8	78.7%	$5,602.0	78.2%	$6,372.1	79.0%

Software	$1,608.8	18.3%	$1,295.7	18.1%	$1,396.4	17.3%

Services	$206.0	2.3%	$184.6	2.6%	$203.9	2.5%

Other (1)	$63.6	0.7%	$80.3	1.1%	$98.8	1.2%

Total net sales	$8,801.2	100.0%	$7,162.6	100.0%	$8,071.2	100.0%

(1)	Includes items such as delivery charges to customers and certain commission revenue.

Supplemental Guarantor Information	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Supplemental Guarantor Information
Supplemental Guarantor Information
12.	Supplemental Guarantor Information

As described in Note 4, the Senior Secured Notes, Senior Notes, Senior Subordinated Notes and 2019 Senior Notes are guaranteed by Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries (the "Guarantor Subsidiaries"). All guarantees by Parent and Guarantor Subsidiaries are full and unconditional, and joint and several. CDW LLC's Canada subsidiary (the "Non-Guarantor Subsidiary") does not guarantee the debt obligations. CDW LLC and CDW Finance Corporation, as co-issuers, are wholly owned by Parent, and each of the Guarantor Subsidiaries and the Non-Guarantor Subsidiary is wholly owned by CDW LLC.

The following tables set forth condensed consolidating balance sheets as of June 30, 2011 and December 31, 2010, consolidating statements of operations for the three and six months ended June 30, 2011 and 2010, and condensed consolidating statements of cash flows for the six months ended June 30, 2011 and 2010, in accordance with Rule 3-10 of Regulation S-X. The consolidating financial information includes the accounts of CDW Corporation (the "Parent Guarantor"), which has no independent assets or operations, the accounts of CDW LLC (the "Subsidiary Issuer"), the combined accounts of the Guarantor Subsidiaries, the accounts of the Non-Guarantor Subsidiary, and the accounts of CDW Finance Corporation (the "Co-Issuer") for the periods indicated. The information was prepared on the same basis as the Company's consolidated financial statements.

	Condensed Consolidating Balance Sheet
(in millions)	June 30, 2011
	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$54.0	$0.6	$6.6	$—	$(16.6)	$44.6
Accounts receivable, net	—	—	1,129.5	48.8	—	—	1,178.3
Merchandise inventory	—	—	344.9	4.0	—	—	348.9
Miscellaneous receivables	—	68.2	117.3	2.2	—	—	187.7
Deferred income taxes	—	43.5	7.1	—	—	—	50.6
Prepaid expenses and other	—	11.6	44.9	0.2	—	—	56.7

Total current assets	—	177.3	1,644.3	61.8	—	(16.6)	1,866.8
Property and equipment, net	—	75.9	73.2	1.7	—	—	150.8
Goodwill	—	749.4	1,428.4	32.5	—	—	2,210.3
Other intangible assets, net	—	372.1	1,330.7	10.1	—	—	1,712.9
Deferred financing costs, net	—	76.5	—	—	—	—	76.5
Other assets	6.2	2.7	1.9	—	—	(6.2)	4.6
Investment in and advances to subsidiaries	(75.5)	3,077.7	—	—	—	(3,002.2)	—

Total assets	$(69.3)	$4,531.6	$4,478.5	$106.1	$—	$(3,025.0)	$6,021.9

Liabilities and Shareholders' (Deficit) Equity
Current liabilities:
Accounts payable - trade	$—	$11.5	$644.5	$15.3	$—	$(16.6)	$654.7
Account payable - inventory financing	—	—	118.0	—	—	—	118.0
Deferred revenue	—	—	49.0	—	—	—	49.0
Accrued expenses	—	135.2	126.7	7.5	—	—	269.4

Total current liabilities	—	146.7	938.2	22.8	—	(16.6)	1,091.1
Long-term liabilities:
Debt and capital leases	—	4,226.0	—	—	—	—	4,226.0
Deferred income taxes	—	177.8	537.4	2.2	—	(6.2)	711.2
Accrued interest	—	14.5	—	—	—	—	14.5
Other liabilities	—	42.1	4.7	1.6	—	—	48.4

Total long-term liabilities	—	4,460.4	542.1	3.8	—	(6.2)	5,000.1
Total shareholders' (deficit) equity	(69.3)	(75.5)	2,998.2	79.5	—	(3,002.2)	(69.3)

Total liabilities and shareholders (deficit) equity	$(69.3)	$4,531.6	$4,478.5	$106.1	$—	$(3,025.0)	$6,021.9

	Condensed Consolidating Balance Sheet
(in millions)	December 31, 2010
	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$32.9	$1.1	$10.0	$—	$(7.4)	$36.6
Accounts receivable, net	—	—	1,047.5	44.0	—	—	1,091.5
Merchandise inventory	—	—	290.3	2.5	—	—	292.8
Miscellaneous receivables	—	90.2	99.1	3.5	—	—	192.8
Deferred income taxes	—	45.6	7.2	—	—	—	52.8
Prepaid expenses and other	—	10.4	25.4	—	—	—	35.8

Total current assets	—	179.1	1,470.6	60.0	—	(7.4)	1,702.3
Property and equipment, net	—	78.6	77.7	1.8	—	—	158.1
Goodwill	—	749.4	1,428.4	31.3	—	—	2,209.1
Other intangible assets, net	—	380.5	1,400.4	10.3	—	—	1,791.2
Deferred financing costs, net	—	79.7	—	—	—	—	79.7
Other assets	6.5	1.5	1.9	—	—	(6.5)	3.4
Investment in and advances to subsidiaries	(50.0)	3,193.4	—	—	—	(3,143.4)	—

Total assets	$(43.5)	$4,662.2	$4,379.0	$103.4	$—	$(3,157.3)	$5,943.8

Liabilities and Shareholders' (Deficit) Equity
Current liabilities:
Accounts payable - trade	$—	$17.3	$515.0	$12.2	$—	$(7.4)	$537.1
Accounts payable - inventory financing	—	—	28.2	—	—	—	28.2
Current maturities of long- term debt and capital leases	—	132.5	0.1	—	—	—	132.6
Fair value of interest rate swap agreements	—	2.8	—	—	—	—	2.8
Deferred revenue	—	—	28.6	—	—	—	28.6
Accrued expenses	—	152.4	137.0	8.2	—	—	297.6

Total current liabilities	—	305.0	708.9	20.4	—	(7.4)	1,026.9
Long-term liabilities:
Debt and capital leases	—	4,157.3	0.1	—	—	—	4,157.4
Deferred income taxes	—	183.5	551.2	2.1	—	(6.5)	730.3
Accrued interest	—	32.3	—	—	—	—	32.3
Other liabilities	—	34.1	4.7	1.6	—	—	40.4

Total long-term liabilities	—	4,407.2	556.0	3.7	—	(6.5)	4,960.4
Total shareholders' (deficit) equity	(43.5)	(50.0)	3,114.1	79.3	—	(3,143.4)	(43.5)

Total liabilities and shareholders (deficit) equity	$(43.5)	$4,662.2	$4,379.0	$103.4	$—	$(3,157.3)	$5,943.8

	Consolidating Statement of Operations
(in millions)	Three Months Ended June 30, 2011
	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$2,319.8	$92.3	$—	$—	$2,412.1
Cost of sales	—	—	1,930.5	79.8	—	—	2,010.3

Gross profit	—	—	389.3	12.5	—	—	401.8
Selling and administrative expenses	—	24.8	212.5	7.1	—	—	244.4
Advertising expense	—	—	28.3	0.9	—	—	29.2

(Loss) income from operations	—	(24.8)	148.5	4.5	—	—	128.2
Interest expense, net	—	(65.7)	—	—	—	—	(65.7)
Net loss on extinguishment of long-term debt	—	(115.7)	—	—	—	—	(115.7)
Management fee	—	8.0	—	(8.0)	—	—	—
Other income (expense), net	—	0.1	0.2	(0.3)	—	—	—

(Loss) income before income taxes	—	(198.1)	148.7	(3.8)	—	—	(53.2)
Income tax benefit (expense)	—	76.9	(56.7)	(1.8)	—	—	18.4

(Loss) income before equity in (loss) earnings of subsidiaries	—	(121.2)	92.0	(5.6)	—	—	(34.8)
Equity in (loss) earnings of subsidiaries	(34.8)	86.4	—	—	—	(51.6)	—

Net (loss) income	$(34.8)	$(34.8)	$92.0	$(5.6)	$—	$(51.6)	$(34.8)

(in millions)	Consolidating Statement of Operations Three Months Ended June 30, 2010
	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer (a)	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$2,152.0	$71.3		$—	$2,223.3
Cost of sales	—	—	1,801.3	62.1		—	1,863.4

Gross profit	—	—	350.7	9.2		—	359.9
Selling and administrative expenses	—	29.9	204.2	5.5		—	239.6
Advertising expense	—	—	24.0	0.7		—	24.7

(Loss) income from operations	—	(29.9)	122.5	3.0		—	95.6
Interest (expense) income, net	—	(107.0)	0.6	—		—	(106.4)
Other income (expense), net	—	8.7	(8.7)	(0.1)		—	(0.1)

(Loss) income before income taxes	—	(128.2)	114.4	2.9		—	(10.9)
Income tax benefit (expense)	—	27.7	(22.9)	(0.9)		—	3.9

(Loss) income before equity in (loss) earnings of subsidiaries	—	(100.5)	91.5	2.0		—	(7.0)
Equity in (loss) earnings of subsidiaries	(7.0)	93.5	—	—		(86.5)	—

Net (loss) income	$(7.0)	$(7.0)	$91.5	$2.0		$(86.5)	$(7.0)

(a)	Not applicable for the three months ended June 30, 2010. The Co-Issuer was formed on August 6, 2010.

(in millions)	Consolidating Statement of Operations Six Months Ended June 30, 2011
	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$4,351.7	$190.0	$—	$—	$4,541.7
Cost of sales	—	—	3,623.1	165.3	—	—	3,788.4

Gross profit	—	—	728.6	24.7	—	—	753.3
Selling and administrative expenses	—	52.2	408.6	14.0	—	—	474.8
Advertising expense	—	—	56.9	1.7	—	—	58.6

(Loss) income from operations	—	(52.2)	263.1	9.0	—	—	219.9
Interest expense, net	—	(157.8)	—	—	—	—	(157.8)
Net loss on extinguishment of long-term debt	—	(118.9)	—	—	—	—	(118.9)
Management fee	—	8.0	—	(8.0)	—	—	—
Other income (expense), net	—	0.7	0.2	(0.4)	—	—	0.5

(Loss) income before income taxes	—	(320.2)	263.3	0.6	—	—	(56.3)
Income tax benefit (expense)	—	121.3	(100.7)	(3.3)	—	—	17.3

(Loss) income before equity in (loss) earnings of subsidiaries	—	(198.9)	162.6	(2.7)	—	—	(39.0)
Equity in (loss) earnings of subsidiaries	(39.0)	159.9	—	—	—	(120.9)	—

Net (loss) income	$(39.0)	$(39.0)	$162.6	$(2.7)	$—	$(120.9)	$(39.0)

(in millions)	Consolidating Statement of Operations Six Months Ended June 30, 2010
	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer (a)	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$4,015.0	$142.4		$—	$4,157.4
Cost of sales	—	—	3,366.7	125.0		—	3,491.7

Gross profit	—	—	648.3	17.4		—	665.7
Selling and administrative expenses	—	54.7	388.5	10.8		—	454.0
Advertising expense	—	—	43.7	1.1		—	44.8

(Loss) income from operations	—	(54.7)	216.1	5.5		—	166.9
Interest (expense) income, net	—	(184.2)	0.7	—		—	(183.5)
Net (loss) gain on extinguishment of long-term debt	—	(0.7)	9.9	—		—	9.2
Other income (expense), net	—	8.7	(8.6)	—		—	0.1

(Loss) income before income taxes	—	(230.9)	218.1	5.5		—	(7.3)
Income tax benefit (expense)	—	82.2	(78.0)	(1.7)		—	2.5

(Loss) income before equity in (loss) earnings of subsidiaries	—	(148.7)	140.1	3.8		—	(4.8)
Equity in (loss) earnings of subsidiaries	(4.8)	143.9	—	—		(139.1)	—

Net (loss) income	$(4.8)	$(4.8)	$140.1	$3.8		$(139.1)	$(4.8)

(a)	Not applicable for the six months ended June 30, 2010. The Co-Issuer was formed on August 6, 2010.

(in millions)	Condensed Consolidating Statement of Cash Flows Six Months Ended June 30, 2011
	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$—	$(63.7)	$206.5	$(3.8)	$—	$(9.2)	$129.8

Cash flows from investing activities:
Capital expenditures	—	(12.1)	(4.6)	—	—	—	(16.7)
Cash settlements on interest rate swap agreements	—	(6.6)	—	—	—	—	(6.6)
Premium payments on interest rate cap agreements	—	(3.2)	—	—	—	—	(3.2)

Net cash used in investing activities	—	(21.9)	(4.6)	—	—	—	(26.5)

Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	—	755.0	—	—	—	—	755.0
Repayments of borrowings under revolving credit facility	—	(783.1)	—	—	—	—	(783.1)
Repayments under senior secured term loan facility	—	(132.0)	—	—	—	—	(132.0)
Proceeds from issuance of long- term debt	—	1,175.0	—	—	—	—	1,175.0
Payments to extinguish long- term debt	—	(1,175.0)	—	—	—	—	(1,175.0)
Advances to/from affiliates	—	292.3	(292.3)	—	—	—	—
Other financing activities	—	(25.5)	89.9	—	—	—	64.4

Net cash provided by (used in) financing activities	—	106.7	(202.4)	—	—	—	(95.7)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	0.4	—	—	0.4

Net increase (decrease) in cash	—	21.1	(0.5)	(3.4)	—	(9.2)	8.0
Cash and cash equivalents – beginning of period	—	32.9	1.1	10.0	—	(7.4)	36.6

Cash and cash equivalents – end of period	$—	$54.0	$0.6	$6.6	$—	$(16.6)	$44.6

(in millions)	Condensed Consolidating Statement of Cash Flows Six Months Ended June 30, 2010
	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer (a)	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$—	$(71.4)	$234.5	$5.5		$(6.8)	$161.8

Cash flows from investing activities:
Capital expenditures	—	(5.9)	(4.6)	—		—	(10.5)
Cash settlements on interest rate swap agreements	—	(39.4)	—	—		—	(39.4)
Premium payments on interest rate cap agreements	—	(5.9)	—	—		—	(5.9)

Net cash used in investing activities	—	(51.2)	(4.6)	—		—	(55.8)

Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	—	249.8	—	—		—	249.8
Repayments of borrowings under revolving credit facility	—	(486.1)	—	—		—	(486.1)
Repayments under senior secured term loan facility	—	(11.0)	—	—		—	(11.0)
Payments to extinguish long-term debt	—	—	(18.6)	—		—	(18.6)
Advances to/from affiliates	—	308.9	(309.4)	0.5		—	—
Other financing activities	—	(0.2)	98.4	—		—	98.2

Net cash provided by (used in) financing activities	—	61.4	(229.6)	0.5		—	(167.7)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	(0.2)		—	(0.2)

Net (decrease) increase in cash	—	(61.2)	0.3	5.8		(6.8)	(61.9)
Cash and cash equivalents – beginning of period	—	87.6	0.5	7.0		(7.1)	88.0

Cash and cash equivalents – end of period	$—	$26.4	$0.8	$12.8		$(13.9)	$26.1

(a)	Not applicable for the six months ended June 30, 2010. The Co-Issuer was formed on August 6, 2010.

19.	Supplemental Guarantor Information

The Initial Notes and Exchange Notes, and the Senior Secured Notes, as described in Note 7, are guaranteed by Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries (the "Guarantor Subsidiaries"). All guarantees by Parent and Guarantor Subsidiaries are full and unconditional, and joint and several. CDW LLC's Canada subsidiary (the "Non-Guarantor Subsidiary") does not guarantee the debt obligations. CDW LLC and CDW Finance Corporation, as co-issuers, are wholly owned by Parent, and each of the Guarantor Subsidiaries and the Non-Guarantor Subsidiary is wholly owned by CDW LLC.

The following tables set forth condensed consolidating balance sheets as of December 31, 2010 and 2009, consolidating statements of operations for the years ended December 31, 2010, 2009 and 2008, and condensed consolidating statements of cash flows for the years ended December 31, 2010, 2009 and 2008, in accordance with Rule 3-10 of Regulation S-X. The consolidating financial information includes the accounts of CDW Corporation (the "Parent Guarantor"), which has no independent assets or operations, the accounts of CDW LLC (the "Subsidiary Issuer"), the combined accounts of the Guarantor Subsidiaries, the accounts of the Non-Guarantor Subsidiary, and the accounts of CDW Finance Corporation (the "Co-Issuer") for the periods indicated. The information was prepared on the same basis as the Company's consolidated financial statements.

Condensed Consolidating Balance Sheet

(in millions)	December 31, 2010
	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Assets

Current assets:
Cash and cash equivalents	$—	$32.9	$1.1	$10.0	$—	$(7.4)	$36.6
Accounts receivable, net	—	—	1,047.5	44.0	—	—	1,091.5
Merchandise inventory	—	—	290.3	2.5	—	—	292.8
Miscellaneous receivables	—	90.2	99.1	3.5	—	—	192.8
Deferred income taxes	—	45.6	7.2	—	—	—	52.8
Prepaid expenses and other	—	10.4	25.4	—	—	—	35.8

Total current assets	—	179.1	1,470.6	60.0	—	(7.4)	1,702.3

Property and equipment, net	—	78.6	77.7	1.8	—	—	158.1
Goodwill	—	749.4	1,428.4	31.3	—	—	2,209.1
Other intangible assets, net	—	380.5	1,400.4	10.3	—	—	1,791.2
Deferred financing costs, net	—	79.7	—	—	—	—	79.7
Other assets	6.5	1.5	1.9	—	—	(6.5)	3.4
Investment in and advances to subsidiaries	(50.0)	3,193.4	—	—	—	(3,143.4)	—

Total assets	$(43.5)	$4,662.2	$4,379.0	$103.4	$—	$(3,157.3)	$5,943.8

Liabilities and Shareholders' (Deficit) Equity

Current liabilities:
Accounts payable - trade	$—	$17.3	$515.0	$12.2	$—	$(7.4)	$537.1
Accounts payable - inventory financing	—	—	28.2	—	—	—	28.2
Current maturities of long-term debt and capital leases	—	132.5	0.1	—	—	—	132.6
Fair value of interest rate swap agreements	—	2.8	—	—	—	—	2.8
Deferred revenue	—	—	28.6	—	—	—	28.6
Accrued expenses	—	152.4	137.0	8.2	—	—	297.6

Total current liabilities	—	305.0	708.9	20.4	—	(7.4)	1,026.9

Long-term liabilities:
Debt and capital leases	—	4,157.3	0.1	—	—	—	4,157.4
Deferred income taxes	—	183.5	551.2	2.1	—	(6.5)	730.3
Fair value of interest rate swap agreements	—	—	—	—	—	—	—
Accrued interest	—	32.3	—	—	—	—	32.3
Other liabilities	—	34.1	4.7	1.6	—	—	40.4

Total long-term liabilities	—	4,407.2	556.0	3.7	—	(6.5)	4,960.4

Total shareholders' (deficit) equity	(43.5)	(50.0)	3,114.1	79.3	—	(3,143.4)	(43.5)

Total liabilities and shareholders (deficit) equity	$(43.5)	$4,662.2	$4,379.0	$103.4	$—	$(3,157.3)	$5,943.8

(in millions)	December 31, 2009
	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer (a)	Consolidating Adjustments	Consolidated
Assets

Current assets:
Cash and cash equivalents	$—	$87.6	$0.5	$7.0		$(7.1)	$88.0
Accounts receivable, net	—	—	977.7	29.0		—	1,006.7
Merchandise inventory	—	—	256.0	1.8		—	257.8
Miscellaneous receivables	—	34.4	89.7	3.7		—	127.8
Deferred income taxes	—	33.4	6.6	—		—	40.0
Prepaid expenses and other	—	10.1	27.3	0.1		—	37.5

Total current assets	—	165.5	1,357.8	41.6		(7.1)	1,557.8

Property and equipment, net	—	77.0	86.6	2.2		—	165.8
Goodwill	—	749.4	1,428.4	29.6		—	2,207.4
Other intangible assets, net	—	400.8	1,539.8	10.8		—	1,951.4
Other assets	7.0	91.8	3.4	—		(8.6)	93.6
Investment in and advances to subsidiaries	(51.7)	3,459.8	—	—		(3,408.1)	—

Total assets	$(44.7)	$4,944.3	$4,416.0	$84.2		$(3,423.8)	$5,976.0

Liabilities and Shareholders' (Deficit) Equity
Current liabilities:
Accounts payable - trade	$—	$12.5	$256.0	$5.9		$(7.1)	$267.3
Accounts payable - inventory financing	—	—	25.0	—		—	25.0
Current maturities of long-term debt and capital leases	—	22.5	0.1	—		—	22.6
Fair value of interest rate swap agreements	—	68.7	—	—		—	68.7
Deferred revenue	—	—	28.9	—		—	28.9
Accrued expenses	—	109.8	107.2	5.0		—	222.0

Total current liabilities	—	213.5	417.2	10.9		(7.1)	634.5

Long-term liabilities:
Debt and capital leases	—	4,599.2	0.1	—		—	4,599.3
Deferred income taxes	—	97.7	601.1	2.9		(7.0)	694.7
Fair value of interest rate swap agreements	—	1.9	—	—		—	1.9
Accrued interest	—	45.6	—	—		—	45.6
Other liabilities	—	38.1	5.1	3.1		(1.6)	44.7

Total long-term liabilities	—	4,782.5	606.3	6.0		(8.6)	5,386.2

Total shareholders' (deficit) equity	(44.7)	(51.7)	3,392.5	67.3		(3,408.1)	(44.7)

Total liabilities and shareholders' (deficit) equity	$(44.7)	$4,944.3	$4,416.0	$84.2		$(3,423.8)	$5,976.0

(a)	Not applicable as of December 31, 2009. The Co-Issuer was formed on August 6, 2010.

Consolidating Statement of Operations

(in millions)	Year Ended December 31, 2010
	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated

Net sales	$—	$—	$8,504.7	$296.5	$—	$—	$8,801.2
Cost of sales	—	—	7,152.3	258.1	—	—	7,410.4

Gross profit	—	—	1,352.4	38.4	—	—	1,390.8

Selling and administrative expenses	—	110.8	798.3	23.0	—	—	932.1
Advertising expense	—	—	102.5	3.5	—	—	106.0

(Loss) income from operations	—	(110.8)	451.6	11.9	—	—	352.7

Interest (expense) income, net	—	(393.2)	1.3	—	—	—	(391.9)
(Loss) gain on extinguishments of long-term debt	—	(7.9)	9.9	—	—	—	2.0
Other income (expense), net	—	8.6	(8.2)	(0.2)	—	—	0.2

(Loss) income before income taxes	—	(503.3)	454.6	11.7	—	—	(37.0)

Income tax benefit (expense)	—	125.5	(115.7)	(2.0)	—	—	7.8

(Loss) income before equity in (loss) earnings of subsidiaries	—	(377.8)	338.9	9.7	—	—	(29.2)

Equity in (loss) earnings of subsidiaries	(29.2)	348.6	—	—	—	(319.4)	—

Net (loss) income	$(29.2)	$(29.2)	$338.9	$9.7	$—	$(319.4)	$(29.2)

(in millions)	Year Ended December 31, 2009
	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer (a)	Consolidating Adjustments	Consolidated

Net sales	$—	$—	$6,951.7	$210.9		$—	$7,162.6
Cost of sales	—	—	5,844.8	184.9		—	6,029.7

Gross profit	—	—	1,106.9	26.0		—	1,132.9

Selling and administrative expenses	—	102.8	700.9	17.4		—	821.1
Advertising expense	—	—	99.9	2.0		—	101.9
Goodwill impairment	—	—	241.8	—		—	241.8

(Loss) income from operations	—	(102.8)	64.3	6.6		—	(31.9)

Interest (expense) income, net	—	(432.2)	0.5	—		—	(431.7)
Other (expense) income, net	—	(0.1)	2.2	0.3		—	2.4

(Loss) income before income taxes	—	(535.1)	67.0	6.9		—	(461.2)

Income tax benefit (expense)	1.1	187.3	(99.9)	(0.7)		—	87.8

Income (loss) before equity in (loss) earnings of subsidiaries	1.1	(347.8)	(32.9)	6.2		—	(373.4)

Equity in (loss) earnings of subsidiaries	(374.5)	(26.7)	—	—		401.2	—

Net (loss) income	$(373.4)	$(374.5)	$(32.9)	$6.2		$401.2	$(373.4)

(a)	Not applicable for the year ended December 31, 2009. The Co-Issuer was formed on August 6, 2010.

(in millions)	Year Ended December 31, 2008
	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer (a)	Consolidating Adjustments	Consolidated

Net sales	$—	$—	$7,851.8	$219.4		$—	$8,071.2
Cost of sales	—	—	6,518.4	191.8		—	6,710.2

Gross profit	—	—	1,333.4	27.6		—	1,361.0

Selling and administrative expenses	—	76.6	800.1	18.1		—	894.8
Advertising expense	—	—	138.0	3.3		—	141.3
Goodwill impairment	—	—	1,712.0	—		—	1,712.0

(Loss) income from operations	—	(76.6)	(1,316.7)	6.2		—	(1,387.1)

Interest (expense) income, net	—	(390.7)	0.3	0.1		—	(390.3)
Other (expense) income, net	—	(0.2)	0.3	0.1		—	0.2

(Loss) income before income taxes	—	(467.5)	(1,316.1)	6.4		—	(1,777.2)

Income tax benefit (expense)	—	161.9	(147.8)	(2.0)		—	12.1

(Loss) income before equity in (loss) earnings of subsidiaries	—	(305.6)	(1,463.9)	4.4		—	(1,765.1)

Equity in (loss) earnings of subsidiaries	(1,765.1)	(1,459.5)	—	—		3,224.6	—

Net (loss) income	$(1,765.1)	$(1,765.1)	$(1,463.9)	$4.4		$3,224.6	$(1,765.1)

(a)	Not applicable for the year ended December 31, 2008. The Co-Issuer was formed on August 6, 2010.

Condensed Consolidating Statement of Cash Flows

(in millions)	Year Ended December 31, 2010
	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$—	$(245.6)	$665.2	$4.4	$—	$(0.3)	$423.7

Cash flows from investing activities:
Capital expenditures	—	(31.4)	(9.9)	(0.2)	—	—	(41.5)
Cash settlements on interest rate swap agreements	—	(78.2)	—	—	—	—	(78.2)
Premium payments on interest rate cap agreements	—	(5.9)	—	—	—	—	(5.9)
Other investing activities	—	0.2	—	—	—	—	0.2

Net cash used in investing activities	—	(115.3)	(9.9)	(0.2)	—	—	(125.4)

Cash flows from financing activities:
Proceeds from issuance of long-term debt	—	500.0	—	—	—	—	500.0
Payments to extinguish long-term debt	—	(500.0)	(18.6)	—	—	—	(518.6)
Repayments of long-term debt	—	(16.5)	—	—	—	—	(16.5)
Payment of debt financing costs	—	(14.3)	—	—	—	—	(14.3)
Proceeds from borrowings under revolving credit facility	—	770.8	—	—	—	—	770.8
Repayments of borrowings under revolving credit facility	—	(1,074.1)	—	—	—	—	(1,074.1)
Advances to/from affiliates	—	640.8	(639.2)	(1.6)	—	—	—
Other financing activities	—	(0.5)	3.1	—	—	—	2.6

Net cash provided by (used in) financing activities	—	306.2	(654.7)	(1.6)	—	—	(350.1)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	0.4	—	—	0.4

Net (decrease) increase in cash	—	(54.7)	0.6	3.0	—	(0.3)	(51.4)

Cash and cash equivalents – beginning of period	—	87.6	0.5	7.0	—	(7.1)	88.0

Cash and cash equivalents – end of period	$—	$32.9	$1.1	$10.0	$—	$(7.4)	$36.6

(in millions)	Year Ended December 31, 2009
	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer (a)	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	$1.1	$(213.1)	$322.9	$1.4		$(4.7)	$107.6

Cash flows from investing activities:
Capital expenditures	—	(10.8)	(4.8)	—		—	(15.6)
Cash settlements on interest rate swap agreements	—	(72.2)	—	—		—	(72.2)
Purchases of marketable securities	—	(20.0)	—	—		—	(20.0)
Redemption of marketable securities	—	20.0	—	—		—	20.0
Proceeds from sale of assets	—	—	5.2	—		—	5.2

Net cash (used in) provided by investing activities	—	(83.0)	0.4	—		—	(82.6)

Cash flows from financing activities:
Repayments of long-term debt	—	(11.0)	—	—		—	(11.0)
Payment of debt financing costs	—	(11.3)	—	—		—	(11.3)
Advances to/from affiliates	(1.1)	315.0	(314.8)	0.9		—	—
Other financing activities	—	(0.3)	(9.3)	—		—	(9.6)

Net cash (used in) provided by financing activities	(1.1)	292.4	(324.1)	0.9		—	(31.9)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	0.5		—	0.5

Net (decrease) increase in cash	—	(3.7)	(0.8)	2.8		(4.7)	(6.4)

Cash and cash equivalents – beginning of period	—	91.3	1.3	4.2		(2.4)	94.4

Cash and cash equivalents – end of period	$—	$87.6	$0.5	$7.0		$(7.1)	$88.0

(a)	Not applicable for the year ended December 31, 2009. The Co-Issuer was formed on August 6, 2010.

(in millions)	Year Ended December 31, 2008
	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer (a)	Consolidating Adjustments	Consolidated

Net cash (used in) provided by operating activities	$—	$(204.7)	$397.5	$4.2		$18.4	$215.4

Cash flows from investing activities:
Capital expenditures	—	(26.5)	(14.2)	(0.4)		—	(41.1)
Cash settlements on interest rate swap agreements	—	(19.2)	—	—		—	(19.2)

Net cash used in investing activities	—	(45.7)	(14.2)	(0.4)		—	(60.3)

Cash flows from financing activities:
Proceeds from issuance of long-term debt	—	150.0	—	—		—	150.0
Repayments of long-term debt	—	(190.0)	—	—		—	(190.0)
Proceeds from borrowings under revolving credit facility	—	1,126.7	—	—		—	1,126.7
Repayments of borrowings under revolving credit facility	—	(1,072.8)	—	—		—	(1,072.8)
Payment of debt financing costs	—	(45.5)	—	—		—	(45.5)
Advances to/from affiliates	—	350.1	(350.9)	0.8		—	—
Other financing activities	—	(2.8)	(41.4)	—		—	(44.2)

Net cash provided by (used in) financing activities	—	315.7	(392.3)	0.8		—	(75.8)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	(0.5)		—	(0.5)

Net increase (decrease) in cash	—	65.3	(9.0)	4.1		18.4	78.8

Cash and cash equivalents – beginning of period	—	26.0	10.3	0.1		(20.8)	15.6

Cash and cash equivalents – end of period	$—	$91.3	$1.3	$4.2		$(2.4)	$94.4

(a)	Not applicable for the year ended December 31, 2008. The Co-Issuer was formed on August 6, 2010.

Selected Quarterly Financial Results	12 Months Ended
Dec. 31, 2010
Selected Quarterly Financial Results
Selected Quarterly Financial Results
20.	Selected Quarterly Financial Results (unaudited)

(in millions)	2010
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net Sales Detail:

Corporate:
Medium/Large	$893.0	$964.6	$973.7	$1,036.0
Small Business	223.7	228.8	251.0	262.8

Total Corporate	1,116.7	1,193.4	1,224.7	1,298.8

Public:
Government	280.5	343.1	397.1	348.0
Education	227.8	338.1	392.5	242.1
Healthcare	212.0	249.7	262.1	267.5

Total Public	720.3	930.9	1,051.7	857.6

Other	97.1	99.0	98.0	112.9

Net sales	$1,934.1	$2,223.3	$2,374.4	$2,269.3

Gross profit	$305.9	$359.9	$368.4	$356.8

Income from operations	$71.3	$95.6	$104.6	$81.2

Net income (loss)	$2.2	$(7.0)	$(0.3)	$(24.2)

	2009
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net Sales Detail:

Corporate:
Medium/Large	$692.1	$712.3	$739.5	$870.9
Small Business	194.7	196.3	196.6	215.9

Total Corporate	886.8	908.6	936.1	1,086.8

Public:
Government	206.2	276.8	415.6	372.0
Education	193.7	286.0	338.2	222.6
Healthcare	159.0	175.4	194.5	195.4

Total Public	558.9	738.2	948.3	790.0

Other	69.0	73.2	79.0	87.7

Net sales	$1,514.7	$1,720.0	$1,963.4	$1,964.5

Gross profit	$253.3	$275.7	$301.3	$302.6

Income (loss) from operations	$27.8	$(181.9)	$70.3	$51.8

Net loss	$(44.3)	$(266.8)	$(25.0)	$(37.3)

As discussed in Note 5, the Company has historically entered into agreements with certain financial intermediaries to facilitate the purchase of inventory from various suppliers under certain terms and conditions. The Company has determined that its previous classification of its obligations for inventory financing agreements was in error and that amounts owed under these agreements should be classified separately in the consolidated balance sheets and not included within accounts payable to trade creditors. Accordingly, the Company has changed the classification to reflect  $58.8 million,  $123.5 million and  $103.1 million at September 30, 2010, June 30, 2010 and March 31, 2010, respectively, and  $89.4 million,  $87.6 million and  $59.9 million at September 30, 2009, June 30, 2009 and March 31, 2009, respectively, as accounts payable–inventory financing with no impact on total current liabilities.

A summary of the revisions to the consolidated statements of cash flows for the respective interim periods is as follows:

	Nine Months Ended September 30, 2010
(in millions)	As Previously Reported	Revision	As Revised
Net cash provided by operating activities	$397.6	$(33.8)	$363.8
Net cash used in financing activities	$(335.8)	$33.8	$(302.0)
Net (decrease) in cash and cash equivalents	$(21.0)	$—	$(21.0)

	Nine Months Ended September 30, 2009
(in millions)	As Previously Reported	Revision	As Revised
Net cash provided by operating activities	$234.2	$(55.3)	$178.9
Net cash used in financing activities	$(5.8)	$55.3	$49.5
Net increase in cash and cash equivalents	$151.1	$—	$151.1

	Six Months Ended June 30, 2010
(in millions)	As Previously Reported	Revision	As Revised
Net cash provided by operating activities	$260.3	$(98.5)	$161.8
Net cash used in financing activities	$(266.2)	$98.5	$(167.7)
Net (decrease) in cash and cash equivalents	$(61.9)	$—	$(61.9)

	Six Months Ended June 30, 2009
(in millions)	As Previously Reported	Revision	As Revised
Net cash provided by operating activities	$299.4	$(53.5)	$245.9
Net cash used in financing activities	$(4.7)	$53.5	$48.8
Net increase in cash and cash equivalents	$269.6	$—	$269.6

	Three Months Ended March 31, 2010
(in millions)	As Previously Reported	Revision	As Revised
Net cash provided by operating activities	$313.3	$(78.1)	$235.2
Net cash used in financing activities	$(309.5)	$78.1	$(231.4)
Net (decrease) in cash and cash equivalents	$(20.3)	$—	$(20.3)

	Three Months Ended March 31, 2009
(in millions)	As Previously Reported	Revision	As Revised
Net cash provided by operating activities	$348.0	$(25.8)	$322.2
Net cash used in financing activities	$(4.6)	$25.8	$21.2
Net increase in cash and cash equivalents	$340.3	$—	$340.3

Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events
Subsequent Events
21.	Subsequent Events

On February 22, 2011, the Company announced that it has commenced a cash tender offer (the "Offer") to purchase any and all of the outstanding  $1,207.0 million aggregate principal amount of Senior Unsecured Debt. In connection with the Offer, the Company is seeking from the holders of the Senior Unsecured Debt consents to certain proposed amendments to the indenture for the Senior Unsecured Debt that would eliminate substantially all of the restrictive covenants and certain events of default contained in the indenture governing the Senior Unsecured Debt.

On February 23, 2011, the Company announced that it is pursuing a proposed repricing of the  $1,146.4 million principal amount of the Extended Term Loan to take advantage of lower interest rates currently available in the senior secured debt market. The proposed amendment to the Extended Term Loan is subject to lender consent and other conditions, and may not occur as described or at all.

Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2010
Valuation And Qualifying Accounts
Valuation And Qualifying Accounts

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

Years ended December 31, 2010, 2009 and 2008

(in millions)
	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions	Balance at End of Period

Allowance for doubtful accounts:
Year Ended December 31, 2010	$6.3	$1.2	$(2.5)	$5.0
Year Ended December 31, 2009	6.4	5.1	(5.2)	6.3
Year Ended December 31, 2008	6.1	4.8	(4.5)	6.4

Inventory valuation reserve:
Year Ended December 31, 2010	$3.5	$28.9	$(28.3)	$4.1
Year Ended December 31, 2009	3.5	21.9	(21.9)	3.5
Year Ended December 31, 2008	4.5	24.6	(25.6)	3.5

Reserve for sales returns:
Year Ended December 31, 2010	$2.9	$29.4	$(29.1)	$3.2
Year Ended December 31, 2009	2.9	26.8	(26.8)	2.9
Year Ended December 31, 2008	2.8	31.0	(30.9)	2.9